United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-05-31

Date of Reporting Period: Six months ended 2025-11-30

Item 1.	Reports to Stockholders

Federated Hermes Municipal Obligations Fund

Automated Shares | MOTXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
70.2%
Municipal Notes
20.0%
Commerical Paper
10.1%

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919643

Q450197-A (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Capital Shares | MFCXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$16	0.31%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N633

Q450197-G (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash II Shares | MODXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.91%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919668

Q450197-E (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash Series Shares | MFSXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919650

Q450197-F (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Investment Shares | MOIXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$37	0.73%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919635

Q450197-B (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Service Shares | MOSXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N641

Q450197-D (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Wealth Shares | MOFXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Key Fund Statistics

  Net Assets$7,308,284,782
  Number of Investments512

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	10.1%
Municipal Notes	20.0%
Variable Rate Demand Instruments	70.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	10.3%
91-180 Days	4.3%
31-90 Days	21.0%
8-30 Days	5.5%
1-7 Days	59.2%

Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N658

Q450197-C (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Advisor Shares | TBVXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$11	0.21%

Key Fund Statistics

  Net Assets$5,635,151,603
  Number of Investments378

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
64.5%
Municipal Notes
18.7%
Commercial Paper
18.7%

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Semi-Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919411

Q450202-B (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Service Shares | TBSXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Key Fund Statistics

  Net Assets$5,635,151,603
  Number of Investments378

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Semi-Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N880

Q450202-C (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Wealth Shares | TBIXX

Semi-Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$11	0.21%

Key Fund Statistics

  Net Assets$5,635,151,603
  Number of Investments378

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	18.7%
Municipal Notes	18.7%
Variable Rate Demand Instruments	64.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.8%
91-180 Days	9.4%
31-90 Days	20.0%
8-30 Days	5.6%
1-7 Days	57.1%

Semi-Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N401

Q450202-A (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX	Service | MOSXX
	Cash II | MODXX	Cash Series | MFSXX	Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.3%
		Alabama—3.6%
$ 9,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 2.950%, 12/1/2025	$ 9,200,000
5,100,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	5,100,000
4,895,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	4,895,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 3.100%, 12/3/2025	16,900,000
40,000,000		UAB St. Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.990%, Optional Tender 2/12/2026	40,000,000
10,315,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 2.950%, 12/1/2025	10,315,000
77,900,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 2.950%, 12/1/2025	77,900,000
65,965,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.950%, 12/1/2025	65,965,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 3.150%, 12/4/2025	35,000,000
		TOTAL	265,275,000
		Alaska—0.2%
3,532,487		Alaska State Housing Finance Corp. (Steel Chenana LLC), Mizuho 3a-7 (Series 2024-MIZ9201) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,532,487
10,000,000		Anchorage, AK, Tender Option Bond Trust Certificates (Series 2024-XF3288) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.940%, 12/4/2025	10,000,000
		TOTAL	13,532,487
		Arizona—1.6%
12,112,000		Arizona Health Facilities Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9098) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.990%, 12/4/2025	12,112,000
12,630,000		Arizona State Development Authority (Casa Grande AH I LLLP), Mizuho 3a-7 (Series 2024-MIZ9160) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	12,630,000
3,400,000		Arizona State IDA (IH Phoenix Apartments Owner I LLC), Mizuho 3a-7 (Series 2025-MIZ9219) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,400,000
3,420,000		Arizona State IDA (IH Phoenix Apartments Owner II LLC), Mizuho 3a-7 (Series 2025-MIZ9216) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,420,000
3,015,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	3,015,000
5,292,022		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	5,292,022
7,480,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9194) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,480,000
8,045,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), (Series 2024-MIZ9176) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,045,000
4,690,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	4,690,000
2,535,000		Arizona State IDA (The Villas on Shelby, LLC), Mizuho 3a-7 (Series 2025-MIZ9211) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,535,000
21,850,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Weekly VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.890%, 12/4/2025	21,850,000
9,000,000		Arizona State IDA (Washington Yu Ying Public Charter School), Tender Option Bond Trust Receipts (Series 2025-ESRF002) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.930%, 12/4/2025	9,000,000
8,750,000		Arizona State IDA (Zeta Charter Schools, Inc. Obligated Group), Tender Option Bond Trust Receipts (Series 2025-ESRF001) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.930%, 12/4/2025	8,750,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.830%, 12/4/2025	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.040%, 12/4/2025	6,750,000
		TOTAL	114,579,022
		Arkansas—0.1%
700,000		Blytheville, AR (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.100%, 12/3/2025	700,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Arkansas—continued
$ 3,550,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.100%, 12/3/2025	$ 3,550,000
		TOTAL	4,250,000
		California—10.1%
4,500,000		California Health Facilities Financing Authority (Adventist Health System/West), RBC Municipal Products (Series C-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.790%, 12/4/2025	4,500,000
18,415,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	18,415,000
2,034,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.990%, 12/4/2025	2,034,000
10,000,000		California HFA (Monarch Hillside Apartments LP), Mizuho 3a-7 (Series 2025-MIZ9231) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	10,000,000
20,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	20,000,000
2,805,000		California HFA, Tender Option Bond Trust Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	2,805,000
15,920,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	15,920,000
11,065,000		California Municipal Finance Authority (Harbor Park Apartments Phase 2, LP), Mizuho 3a-7 (Series 2025-MIZ9209) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	11,065,000
10,965,000		California Municipal Finance Authority (Sunnyview Villa Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9144) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	10,965,000
30,000,000		California Statewide Communities Development Authority (Essex Fountain Park Apartments, LP), Mizuho 3a-7 (Series 2025-MIZ9233) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.070%, 12/4/2025	30,000,000
5,730,000		California Statewide Communities Development Authority (Fiddyment Affordable Partners LP), Mizuho 3a-7 (Series 2023-MIZ9142) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	5,730,000
29,860,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 2.680%, Mandatory Tender 1/8/2026	29,860,000
2,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 2.680%, Mandatory Tender 1/8/2026	2,500,000
10,640,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	10,640,000
19,929,396		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	19,929,396
10,000,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), (Series 2025-MIZ9232) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.070%, 12/4/2025	10,000,000
5,440,000		California Statewide Communities Development Authority (Silvey Villas Partners LP), Mizuho 3a-7 (Series 2023-MIZ9133) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	5,440,000
11,990,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	11,990,000
70,240,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6023) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.000%, 12/1/2025	70,240,000
9,955,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.000%, 12/1/2025	9,955,000
5,500,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	5,500,000
10,700,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC), 2.490%, 12/4/2025	10,700,000
5,000,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 12/1/2025	5,000,000
10,000,000		Los Angeles, CA (Grand Avenue M Urban Housing LLC), Mizuho 3a-7 (Series 2025-9221) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	10,000,000
32,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2025-MIZ9237) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	32,000,000
43,285,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2024-MIZ9189) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.090%, 12/4/2025	43,285,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	75,000,000
22,500,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	22,500,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 20,000,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	$ 20,000,000
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	98,455,000
9,190,658		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	9,190,658
42,779,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	42,779,000
4,440,000		San Jose, CA Redevelopment Successor Agency (101 San Fernando Apartments), Mizuho 3a-7 (Series 2025-MIZ9222) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	4,440,000
7,000,000		University of California (The Regents of), (Series A), CP, 2.600%, Mandatory Tender 12/9/2025	7,000,000
21,000,000		University of California (The Regents of), (Series A), CP, 2.699%, Mandatory Tender 12/3/2025	21,000,000
20,000,000		University of California (The Regents of), (Series A), CP, 2.700%, Mandatory Tender 12/5/2025	20,000,000
7,500,000		University of California (The Regents of), (Series A), CP, 2.730%, Mandatory Tender 12/12/2025	7,500,000
		TOTAL	736,338,054
		Colorado—0.6%
6,400,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.050%, 12/4/2025	6,400,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.270%, 12/4/2025	4,615,000
960,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.090%, 12/4/2025	960,000
780,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.310%, 12/4/2025	780,000
4,370,000		Colorado HFA (Steele Glennpark LIHTC LLC), Mizuho 3a-7 (Series 2024-MIZ9193) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,370,000
3,600,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2025	3,600,000
1,000,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2026	1,020,037
22,490,000		Denver, CO City & County Department of Aviation, Tender Option Bond Trust Receipts (Series 2018- XM0715) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.090%, 12/4/2025	22,490,000
		TOTAL	44,235,037
		Connecticut—0.3%
20,000,000		Connecticut State HFA, (2017 Subseries C-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 2.820%, 12/4/2025	20,000,000
4,000,000		Norfolk, CT BANs, 3.500%, 9/2/2026	4,021,960
		TOTAL	24,021,960
		District of Columbia—0.5%
14,760,000		District of Columbia Housing Finance Agency Multifamily Development, Tender Option Bond Trust Receipts (Series 2025-CF7039) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	14,760,000
18,790,000		Metropolitan Washington, DC Airports Authority, (Series 2025-MS0052), (Morgan Stanley Bank, N.A. LIQ), 2.950%, Optional Tender 12/11/2025	18,790,000
2,500,000		Metropolitan Washington, DC Airports Authority, (Series A), 5.000%, 10/1/2026	2,549,390
		TOTAL	36,099,390
		Florida—5.7%
5,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 2.900%, 12/3/2025	5,500,000
20,405,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, Optional Tender 12/18/2025	20,405,000
1,730,000		Greater Orlando, FL Aviation Authority, Airport Facilities Revenue Bonds (Series 2024), 5.000%, 10/1/2026	1,764,622
7,955,000		Hillsborough County, FL IDA (BayCare Obligated Group), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	7,955,000
6,105,000		Lee County, FL Port Authority, Tender Option Bond Trust Certificates (Series 2024-XF3252) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.040%, 12/4/2025	6,105,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 2.840%, 12/4/2025	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 2.930%, 12/4/2025	11,830,000
88,850,000		Miami-Dade County, FL Aviation Department, Morgan Stanley 3a-7 (Series 2025-CF7044) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A. LIQ), 2.940%, 12/4/2025	88,850,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 9,500,000		Miami-Dade County, FL Aviation Department, Morgan Stanley 3a-7 (Series 2025-MS0050), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.960%, Optional Tender 2/12/2026	$ 9,500,000
10,500,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Certificates (Series 2025-XF1827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.890%, 12/4/2025	10,500,000
7,500,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.890%, 12/4/2025	7,500,000
12,880,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2024-XM1186) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 12/1/2025	12,880,000
8,000,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2025-XM1240) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 12/1/2025	8,000,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	6,450,650
7,075,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,075,000
29,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024A) Weekly VRDNs, 2.950%, 12/4/2025	29,000,000
32,500,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024B) Weekly VRDNs, 2.950%, 12/4/2025	32,500,000
5,015,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), Barclays 3a-7 (Series 2022-FR RI-026) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	5,015,000
64,550,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3a-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	64,550,000
53,785,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Weekly VRDNs, 2.900%, 12/3/2025	53,785,000
5,300,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 3.020%, 12/4/2025	5,300,000
		TOTAL	419,465,272
		Georgia—3.5%
20,770,000		Alpharetta, GA Development Authority (Wellstar Health System, Inc.), (Series 2025A) Weekly VRDNs, (Truist Bank LOC), 2.900%, 12/4/2025	20,770,000
10,700,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 2.950%, 12/1/2025	10,700,000
1,400,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 2.950%, 12/1/2025	1,400,000
12,700,000		Atlanta, GA (Atlanta, GA Department of Aviation), (Series Q-2), CP, (Truist Bank LOC), 2.780%, Mandatory Tender 12/17/2025	12,700,000
9,350,000		Atlanta, GA Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 2.920%, 12/4/2025	9,350,000
55,300,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 2.950%, 12/1/2025	55,300,000
37,575,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 3.000%, 12/1/2025	37,575,000
26,800,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.950%, 12/1/2025	26,800,000
8,115,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 2.920%, 12/4/2025	8,115,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 2.920%, 12/4/2025	10,000,000
6,400,000		Coweta County, GA Development Authority (Georgia Power Co.), (First Series 2006) Daily VRDNs, 2.950%, 12/1/2025	6,400,000
180,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.000%, 12/4/2025	180,000
200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 2.960%, 12/1/2025	200,000
1,900,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Weekly VRDNs, 3.000%, 12/4/2025	1,900,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 2.950%, 12/4/2025	17,940,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.000%, 12/4/2025	25,000,000
8,100,000		Monroe County, GA Development Authority (Georgia Power Co.), PCRBs (First Series 1997) Daily VRDNs, 2.950%, 12/1/2025	8,100,000
765,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.000%, 12/4/2025	765,000
825,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.000%, 12/4/2025	825,000
		TOTAL	254,020,000
		Hawaii—0.2%
17,600,000		Hawaii State Airports System, Tender Option Trust Bond Certificates (Series 2025-XF1951) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.030%, 12/1/2025	17,600,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Idaho—0.1%
$ 4,200,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	$ 4,200,000
		Illinois—3.5%
7,500,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates (Series 2025-XF3349) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.930%, 12/4/2025	7,500,000
3,940,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates 2025-XL0622 Weekly VRDNs, (Barclays Bank PLC LIQ), 2.930%, 12/4/2025	3,940,000
3,550,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2026	3,554,960
10,505,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2024E), 5.000%, 1/1/2026	10,522,754
9,475,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	9,487,061
4,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2024C), 5.000%, 1/1/2026	4,006,505
36,920,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.910%, 12/4/2025	36,920,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.930%, 12/4/2025	8,000,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.910%, 12/4/2025	9,600,000
24,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1038) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.910%, 12/4/2025	24,000,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.930%, 12/4/2025	15,200,000
1,420,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.300%, 12/1/2025	1,420,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.830%, 12/4/2025	6,000,000
22,000,000		Illinois Finance Authority (City of Hope Obligated Group), BAML VRDO (Series 2025-VRS207) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	22,000,000
8,455,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	8,455,000
6,840,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9165) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 12/1/2025	6,840,000
20,710,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 12/1/2025	20,710,000
61,210,000		Illinois Housing Development Authority (900 West Randolph), Mizuho 3a-7 (Series 2025-MIZ9224) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	61,210,000
		TOTAL	259,366,280
		Indiana—0.3%
8,750,000		Rush County, IN (Hulsbosch Farms LLC), (Series 2025) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.000%, 12/4/2025	8,750,000
10,000,000		Whiting, IN Environmental Facilities (BP Products North America, Inc.), (Series 2019A), (BP PLC GTD), 2.850%, Mandatory Tender 6/5/2026	10,118,293
		TOTAL	18,868,293
		Iowa—0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.000%, 12/4/2025	5,300,000
12,835,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	12,835,000
		TOTAL	18,135,000
		Kansas—1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 2.900%, 12/3/2025	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 2.900%, 12/3/2025	21,000,000
9,850,000		Hamilton County, KS (R.C. Geven Farms, LLC), (Series 2024A) Weekly VRDNs, (CoBank, ACB LOC), 3.000%, 12/4/2025	9,850,000
8,045,000		Kansas State Development Finance Authority (OPG Canterbury Partners LLC), Mizuho 3a-7 (Series 2024-MIZ9173) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,045,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.000%, 12/4/2025	12,000,000
12,500,000		Pawnee County, KS (ILS Feeders) Weekly VRDNs, (CoBank, ACB LOC), 3.000%, 12/4/2025	12,500,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kansas—continued
$ 3,184,984		Wichita, KS (Steele Shadybrook Estates LLC), Mizuho 3a-7 (Series 2024-MIZ9159) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	$ 3,184,984
		TOTAL	76,579,984
		Kentucky—3.8%
4,500,000		Fayette County, KY School District, Morgan Stanley 3a-7 (Series 2025-MS0055), (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 2.960%, Optional Tender 12/4/2025	4,500,000
9,640,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.040%, Optional Tender 1/8/2026	9,640,000
97,425,000		Knott County, KY (Kentucky Lithium LLC), MS 3a-7 (Series 2025-MS0035), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.090%, Optional Tender 12/18/2025	97,425,000
28,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 2.880%, 12/5/2025	28,900,000
33,200,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 2.900%, 12/5/2025	33,200,000
16,600,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), Revenue Bonds (Series C) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 12/1/2025	16,600,000
7,600,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 3.350%, 12/1/2025	7,600,000
21,850,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 3.350%, 12/1/2025	21,850,000
60,195,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 3.400%, 12/1/2025	60,195,000
		TOTAL	279,910,000
		Louisiana—1.1%
10,889,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.080%, 12/3/2025	10,889,000
13,775,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 2.950%, 12/3/2025	13,775,000
5,477,685		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	5,477,685
5,000,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.000%, 1/1/2026	5,008,092
4,960,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.040%, 12/3/2025	4,960,000
41,575,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.000%, 12/3/2025	41,575,000
		TOTAL	81,684,777
		Maryland—1.6%
7,065,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	7,065,000
10,850,000		Baltimore County, MD (Riderwood Village Obligated Group), Barclays 3a-7 (Series 2022-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	10,850,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	27,000,000
10,195,000		Maryland State Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport), Tender Option Trust Bond Certificates (Series 2025-XM1270) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 12/1/2025	10,195,000
26,092,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.070%, 12/4/2025	26,092,000
16,610,000		Maryland State Economic Development Corp. (Woodington Gardens Affordable LLC), Tender Option Bond Trust Certificates (Series 2024-XF3222) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	16,610,000
16,125,000		Montgomery County, MD Housing Opportunities Commission (F-C Harris Silver Spring LP), BAML 3a-7 (Series 2024-BAML6033) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.000%, 12/1/2025	16,125,000
		TOTAL	113,937,000
		Massachusetts—0.6%
6,410,000		Lyme, NY CSD BANs, 4.000%, 8/6/2026	6,455,687
28,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 2.830%, Mandatory Tender 12/4/2025	28,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$ 10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 2.800%, Mandatory Tender 1/6/2026	$ 10,000,000
		TOTAL	44,455,687
		Michigan—0.3%
11,760,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (Series 2016-XM0344) Weekly VRDNs, (Assured Guaranty Corp. GTD)/(Bank of America N.A. LIQ), 2.950%, 12/4/2025	11,760,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.000%, 12/4/2025	5,250,000
3,000,000		Wayne County, MI Airport Authority, (Series 2017E), 4.000%, 12/1/2025	3,000,000
2,735,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2025	2,735,000
		TOTAL	22,745,000
		Minnesota—0.3%
10,200,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys Corp.) Weekly VRDNs, (Natixis S.A. LOC), 3.000%, 12/4/2025	10,200,000
4,300,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys LLC), (Solid Waste Disposal Revenue Bonds (Series 2025) Weekly VRDNs, (Natixis S.A. LOC), 3.000%, 12/4/2025	4,300,000
7,000,000		St. Paul, MN Housing & Redevelopment Authority (LSBD St Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,000,000
		TOTAL	21,500,000
		Mississippi—0.2%
4,695,000		Mississippi Development Bank (Jackson, MS Water & Sewer System), Tender Option Bond Trust Certificates (Series 2025-ZF3402) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.940%, 12/4/2025	4,695,000
7,965,000		Mississippi Home Corp. (Sunset Moore MS TC LP), Mizuho 3a-7 (Series 2024-MIZ9202) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	7,965,000
4,950,000		Mississippi Home Corp. (Sunset Moore MS TC LP), Mizuho 3a-7 (Series 2024-MIZ9205) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,950,000
		TOTAL	17,610,000
		Missouri—0.3%
1,900,000		Bridgeton, MO IDA (Stolze Printing), (Series A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.990%, 12/4/2025	1,900,000
2,615,000		Springfield, MO IDA (ABEC, Inc.), (Series 2014) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.990%, 12/4/2025	2,615,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,295,000
7,281,666		St. Louis County, MO IDA (Lafayette Preservation LLC), Mizuho 3a-7 (Series 2025-MIZ9212) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,281,666
8,095,000		St. Louis County, MO IDA (Metropolitan Village Preservation LLC), Mizuho 3a-7 (Series 2023-MIZ9136) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,095,000
		TOTAL	24,186,666
		Multi-State—13.6%
52,500,000		AllianceBernstein National Municipal Income Fund, Inc., (Series 2024) Weekly VRDPs, (Bank of America N.A. LIQ), 2.950%, 12/4/2025	52,500,000
38,000,000		BlackRock Long-Term Municipal Advantage Trust, (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.950%, 12/4/2025	38,000,000
28,500,000		BlackRock MuniAssets Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 2.950%, 12/4/2025	28,500,000
131,900,000		BlackRock Municipal 2030 Target Term Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.940%, 12/4/2025	131,900,000
100,600,000		Blackrock Muniyield Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.950%, 12/4/2025	100,600,000
65,200,000		Blackrock MuniYield Quality Fund, Inc., (Series W-7A) Weekly VRDPs, (Royal Bank of Canada LIQ), 2.930%, 12/4/2025	65,200,000
17,500,000		BNY Mellon Municipal Bond Infrastructure Fund, Inc., PUTTERs (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.090%, 12/4/2025	17,500,000
174,400,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.090%, 12/4/2025	174,400,000
37,569,000		FHLMC (MFH Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 3.440%, 12/4/2025	37,569,000
76,300,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/1/2025	76,300,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 18,800,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/1/2025	$ 18,800,000
65,645,000		MFS High Income Municipal Trust, PUTTERs 3a-7 (Series 5073) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.090%, 12/4/2025	65,645,000
35,245,000		MFS Investment Grade Municipal Trust, PUTTERs 3a-7 (Series 5075) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.090%, 12/4/2025	35,245,000
66,770,000		MFS Municipal Income Trust, PUTTERS 3a-7 (Series 5072) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.090%, 12/4/2025	66,770,000
22,100,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 2.930%, 12/4/2025	22,100,000
3,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.940%, 12/4/2025	3,000,000
7,000,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/1/2025	7,000,000
27,000,000		PIMCO Municipal Income Fund II, Putters 3a-7 VMTP (Series 5063) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.090%, 12/4/2025	27,000,000
15,000,000		PIMCO Municipal Income Fund III, Putters 3a-7 VMTP (Series 5064) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.090%, 12/4/2025	15,000,000
8,000,000		PIMCO Municipal Income Fund, Putters 3a-7 VMTP (Series 5062) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.090%, 12/4/2025	8,000,000
		TOTAL	991,029,000
		Nebraska—0.6%
10,735,000		Omaha, NE Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XG0593) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Bank of America N.A. LIQ), 2.990%, 12/4/2025	10,735,000
4,085,000		Omaha, NE Public Power District, (Series A), CP, 2.650%, Mandatory Tender 2/5/2026	4,085,000
13,950,000		Omaha, NE Public Power District, (Series A), CP, 2.680%, Mandatory Tender 12/17/2025	13,950,000
8,225,000		Omaha, NE Public Power District, (Series-MS0070E), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 2/12/2026	8,225,000
7,800,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 3.100%, 12/3/2025	7,800,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.100%, 12/3/2025	1,875,000
		TOTAL	46,670,000
		Nevada—0.4%
1,170,000		Clark County, NV Department of Aviation, Refunding Revenue Bonds (Series 2022A), 5.000%, 7/1/2026	1,183,331
25,150,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Weekly VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.890%, 12/4/2025	25,150,000
		TOTAL	26,333,331
		New Hampshire—0.2%
9,000,000		National Finance Authority, NH (HealthCore Westover Hills, LLC), Mizuho 3a-7 (Series 2025-MIZ9217) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	9,000,000
6,650,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.090%, Optional Tender 1/22/2026	6,650,000
		TOTAL	15,650,000
		New Jersey—8.4%
1,597,000		Allamuchy Township, NJ BANs, 3.750%, 9/16/2026	1,602,503
5,758,000		Allendale, NJ BANs, 3.500%, 2/20/2026	5,759,845
2,150,000		Alpine Borough, NJ BANs, 4.250%, 8/12/2026	2,155,027
5,200,000		Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,227,824
6,850,924		Beachwood, NJ BANs, 3.250%, 11/18/2026	6,886,302
1,874,700		Bedminster Township, NJ BANs, 3.750%, 2/13/2026	1,875,249
14,597,009		Bellmawr, NJ, (Series A) BANs, 3.250%, 7/30/2026	14,629,868
100,000,000		Blackrock Muniholdings New Jersey Quality Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.950%, 12/4/2025	100,000,000
4,581,000		Carneys Point Township, NJ, (Series 2025A) BANs, 3.500%, 7/29/2026	4,592,659
5,141,875		Cinnaminson Township, NJ BANs, 3.750%, 2/5/2026	5,143,664
5,097,064		Cresskill, NJ School District BANs, 3.750%, 7/15/2026	5,112,318
3,420,000		Delanco Township, NJ, (Series B) BANs, 3.500%, 6/4/2026	3,424,242
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 6,000,000		Dunellen, NJ BANs, 3.500%, 4/7/2026	$ 6,002,010
7,218,451		East Windsor Township, NJ BANs, 4.000%, 9/17/2026	7,293,271
4,600,000		Emerson, NJ BANs, 3.750%, 7/24/2026	4,607,127
4,000,000		Englewood Cliffs, NJ BANs, 3.250%, 10/14/2026	4,003,335
7,741,000		Essex Fells, NJ BANs, 3.600%, 3/2/2026	7,744,716
2,782,000		Franklin Township (Gloucester County), NJ BANs, 3.250%, 11/13/2026	2,793,558
7,514,000		Galloway Township, NJ BANs, 3.150%, 9/7/2026	7,527,988
6,552,000		Garwood, NJ BANs, 3.750%, 5/1/2026	6,561,210
2,235,000		Gibbsboro, NJ BANs, 4.000%, 3/23/2026	2,236,320
3,000,000		Gloucester City, NJ, (Series A) BANs, 3.750%, 5/13/2026	3,003,224
14,449,584		Guttenberg, NJ BANs, 3.250%, 10/14/2026	14,516,782
4,963,130		Haledon, NJ, (Series A) BANs, 3.250%, 9/23/2026	4,984,682
2,630,809		High Bridge Borough, NJ BANs, 3.400%, 6/9/2026	2,632,786
5,000,000		Hightstown Borough, NJ BANs, 4.000%, 3/23/2026	5,002,954
13,055,443		Hillsborough Township, NJ, (Series B) BANs, 3.000%, 11/11/2026	13,091,451
3,768,000		Hillsdale Borough, NJ BANs, 3.750%, 5/1/2026	3,773,330
12,000,000		Kearny, NJ BANs, 3.750%, 3/24/2026	12,005,414
3,443,938		Lambertville, NJ BANs, 3.000%, 10/2/2026	3,457,385
2,597,924		Lavallette Borough, NJ, (Series B) BANs, 3.600%, 6/18/2026	2,602,068
3,437,000		Lawrence Township, NJ BANs, 4.000%, 6/3/2026	3,448,727
1,649,500		Lebanon, NJ BANs, 4.250%, 8/17/2026	1,653,432
5,000,000		Leonia, NJ BANs, 3.700%, 2/27/2026	5,001,157
4,294,900		Lindenwold, NJ, (Series A) BANs, 4.000%, 2/20/2026	4,298,582
10,000,000		Little Falls Township, NJ BANs, 3.750%, 9/18/2026	10,019,214
6,367,210		Lumberton Township, NJ, (Series A) BANs, 3.750%, 6/16/2026	6,383,820
7,743,311		Manville Borough, NJ Board of Education BANs, 3.750%, 7/8/2026	7,750,020
4,900,000		Maywood, NJ BANs, 4.000%, 12/15/2025	4,900,544
5,000,000		Millburn Township, NJ BANs, 3.750%, 1/23/2026	5,001,747
4,604,267		Milltown, NJ BANs, 3.250%, 12/3/2026	4,625,262
3,404,767		Milltown, NJ, (Series A) BANs, 4.000%, 12/9/2025	3,405,055
13,863,000		Monroe Township (Gloucester County), NJ, (Series A) BANs, 4.000%, 9/3/2026	13,997,758
4,313,000		Mount Holly Township, NJ, (Series A) BANs, 3.250%, 9/22/2026	4,331,666
6,600,000		Mountainside, NJ BANs, 4.000%, 7/17/2026	6,607,937
2,742,655		Netcong, NJ BANs, 4.100%, 7/2/2026	2,745,728
1,155,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.040%, 12/5/2025	1,155,000
61,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	61,698,268
5,000,000		New Jersey State Housing and Mortgage Finance Agency (609 Broad Street), CITI 3a-7 (Series 2025-CF7019) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	5,000,000
5,000,000		North Arlington, NJ BANs, 3.750%, 7/30/2026	5,007,956
8,259,721		North Haledon, NJ BANs, 3.750%, 6/22/2026	8,281,049
3,838,000		Northfield, NJ BANs, 3.000%, 11/4/2026	3,847,667
6,141,109		Northvale, NJ BANs, 3.900%, 9/11/2026	6,145,709
4,457,000		Old Tappan, NJ BANs, 4.000%, 3/6/2026	4,459,233
3,015,000		Park Ridge Borough, NJ BANs, 3.550%, 4/15/2026	3,016,617
2,237,297		Pine Beach Borough, NJ BANs, 3.950%, 10/20/2026	2,242,062
2,985,000		Pine Hill Borough, NJ, (Series A) BANs, 3.500%, 1/28/2026	2,985,918
2,355,136		Prospect Park, NJ, (Series A) BANs, 3.600%, 1/23/2026	2,355,794
6,163,000		Readington Township, NJ BANs, 3.250%, 9/24/2026	6,187,389
2,409,000		Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	2,409,769
10,000,000		River Edge, NJ BANs, 3.750%, 6/17/2026	10,004,665
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 5,000,000		Riverdale Borough, NJ BANs, 4.000%, 3/4/2026	$ 5,002,446
2,000,000		Robbinsville Township, NJ, (Series B) BANs, 4.000%, 7/8/2026	2,011,768
6,700,000		Rochelle Park Township, NJ BANs, 3.750%, 5/6/2026	6,709,799
2,000,000		Rockaway Borough, NJ BANs, 4.000%, 7/16/2026	2,002,395
4,000,000		Roseland, NJ BANs, 3.400%, 6/4/2026	4,003,958
2,382,800		Roxbury Township, NJ BANs, 3.750%, 2/28/2026	2,383,630
4,750,000		Rutherford, NJ BANs, 3.400%, 6/5/2026	4,754,712
12,325,000		Saddle Brook Township, NJ BANs, 4.000%, 5/8/2026	12,355,944
7,950,000		Saddle River, NJ BANs, 3.450%, 6/5/2026	7,953,900
6,000,000		Southampton Township, NJ, (Series B) BANs, 3.000%, 6/16/2026	6,009,543
7,744,000		Springfield Township, NJ (Union County) BANs, 4.000%, 5/1/2026	7,753,259
2,048,000		Stanhope, NJ BANs, 4.000%, 4/17/2026	2,050,222
15,000,000		Toms River, NJ BANs, 3.250%, 8/28/2026	15,027,000
10,360,000		Waldwick, NJ BANs, 3.500%, 10/9/2026	10,377,138
12,430,432		Wanaque Borough, NJ, (Series A) BANs, 3.000%, 9/30/2026	12,480,685
9,289,000		Washington Township (Morris County), NJ BANs, 3.900%, 8/21/2026	9,295,425
8,500,000		West Deptford Township, NJ BANs, 2.750%, 10/1/2026	8,517,250
2,000,000		Westwood, NJ BANs, 4.250%, 6/25/2026	2,003,793
8,428,210		Willingboro Township, NJ BANs, 3.250%, 11/17/2026	8,471,609
3,000,000		Winslow Township, NJ, (Series A) BANs, 3.750%, 5/21/2026	3,003,426
		TOTAL	611,384,759
		New Mexico—0.5%
15,879,994		Bernalillo County, NM (St Anthonys Plaza), Mizuho 3a-7 (Series 2025-MIZ9210) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	15,879,994
2,500,000		New Mexico Mortgage Finance Authority (JLG NM SAF 2023, LLLP), (Series 2023), (United States Treasury GTD), 3.280%, Mandatory Tender 3/1/2026	2,500,000
8,500,000		New Mexico Mortgage Finance Authority, (Series G-2), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	8,500,000
5,000,000		New Mexico Mortgage Finance Authority, (Series G-3), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	5,000,000
2,405,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	2,405,000
		TOTAL	34,284,994
		New York—7.3%
10,857,500		Bainbridge-Guilford, NY CSD BANs, 3.750%, 6/25/2026	10,885,933
3,232,995		Belfast, NY CSD BANs, 4.000%, 6/25/2026	3,248,094
13,200,000		Blackrock Muni Holdings NY Quality Fund, VRDP (Series W-7-2436) Weekly VRDPs, (Bank of America N.A. LIQ), 2.930%, 12/4/2025	13,200,000
5,000,000		Bolivar-Richburg, NY CSD BANs, 3.750%, 6/25/2026	5,006,801
35,000,000		Broome County, NY BANs, 3.750%, 4/24/2026	35,026,650
6,136,300		Canajoharie, NY CSD BANs, 3.500%, 6/24/2026	6,144,640
13,000,000		Cato-Meridian, NY CSD BANs, 3.250%, 7/29/2026	13,046,112
6,500,000		Center Moriches, NY UFSD TANs, 3.250%, 6/26/2026	6,521,719
11,300,000		Charlotte Valley, NY CSD BANs, 4.000%, 6/26/2026	11,343,386
2,925,000		Chazy, NY UFSD BANs, 4.000%, 6/25/2026	2,936,985
3,000,000		Cherry Valley-Springfield, NY CSD BANs, 3.750%, 7/16/2026	3,003,601
6,540,000		Cooperstown, NY CSD BANs, 3.750%, 6/25/2026	6,557,496
12,700,000		Cornwall, NY, (Series B) BANs, 3.250%, 9/11/2026	12,729,744
3,000,000		Crown Point, NY CSD BANs, 3.750%, 7/10/2026	3,003,506
20,255,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	20,255,000
13,000,000		Elmira Heights, NY CSD BANs, 3.750%, 6/25/2026	13,086,599
8,955,000		Frankfort -Schuyler NY CSD BANs, 3.250%, 7/31/2026	8,981,031
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,700,000		Gilbertsville-Mount Upton, NY CSD BANs, 4.000%, 6/26/2026	$ 2,706,353
10,525,000		Indian River, NY CSD BANs, 4.000%, 6/25/2026	10,571,036
4,350,000		Irondequoit, NY, (Series C) BANs, 3.250%, 12/11/2026	4,369,488
6,225,000		Johnson City, NY CSD, (Series A) BANs, 3.750%, 7/10/2026	6,254,394
1,527,933		Johnson City, NY CSD, (Series B) BANs, 3.750%, 7/31/2026	1,535,308
9,400,000		LaFargeville, NY CSD BANs, 3.750%, 6/26/2026	9,413,914
5,000,000		Lowville, NY CSD BANs, 4.000%, 6/26/2026	5,014,525
30,000,000		Maine-Endwell, NY CSD BANs, 3.350%, 7/30/2026	30,094,287
4,000,000		Marathon, NY CSD BANs, 3.350%, 7/23/2026	4,007,477
2,180,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	2,180,000
3,000,000		Morristown, NY CSD BANs, 3.350%, 7/29/2026	3,004,786
3,000,000		Morrisville-Eaton, NY CSD BANs, 3.750%, 7/15/2026	3,004,830
7,300,000		Mount Morris, NY CSD BANs, 3.750%, 6/24/2026	7,317,056
38,000,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	38,000,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.240%, 12/4/2025	72,800,000
20,000,000		New York State HFA (500 West 30th LLC), Mizuho 3a-7 (Series 2025-MIZ9226) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	20,000,000
18,175,000		New York State Thruway Authority - Personal Income Tax Revenue, Morgan Stanley 3a-7 (2025-MS0053), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 1/8/2026	18,175,000
1,581,835		Newark Valley, NY CSD, (Series B) BANs, 3.750%, 8/28/2026	1,591,500
8,171,591		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,171,591
8,879,222		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	8,879,222
10,000,000		Oakfield-Alabama, NY CSD BANs, 3.750%, 7/8/2026	10,017,929
3,000,000		Onondaga, NY CSD BANs, 3.750%, 7/16/2026	3,007,220
23,927,651		Otego-Unadilla, NY CSD BANs, 3.750%, 7/16/2026	23,988,068
2,738,575		Owego-Apalachin, NY CSD BANs, 4.000%, 8/14/2026	2,758,147
5,800,000		Parishville-Hopkinton, NY CSD BANs, 3.750%, 6/26/2026	5,812,730
4,000,000		Pembroke, NY CSD BANs, 3.750%, 12/12/2025	4,000,352
3,000,000		Red Creek, NY CSD BANs, 3.750%, 6/26/2026	3,002,459
2,000,000		Remsen, NY CSD BANs, 3.750%, 6/25/2026	2,003,821
5,655,000		Scio, NY CSD, (Series C) BANs, 3.750%, 6/25/2026	5,661,157
8,000,000		Southern Cayuga, NY CSD, (Series B) BANs, 3.500%, 7/16/2026	8,014,429
6,785,000		Stockbridge Valley, NY CSD BANs, 3.750%, 6/25/2026	6,794,984
2,000,000		Tuckahoe Common, NY School District TANs, 3.750%, 6/18/2026	2,010,719
3,471,580		Vestal, NY CSD, (Series B) BANs, 4.000%, 9/25/2026	3,507,434
5,000,000		Watertown, NY Enlarged City School District BANs, 3.500%, 6/30/2026	5,008,977
2,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 2.890%, 12/4/2025	2,840,000
6,000,000		Westmoreland, NY CSD BANs, 3.500%, 6/26/2026	6,014,852
4,910,000		Wheatland-Chili, NY CSD BANs, 4.000%, 6/25/2026	4,928,756
2,000,000		Wyoming, NY CSD BANs, 3.500%, 8/7/2026	2,003,302
		TOTAL	533,443,400
		North Carolina—0.6%
17,400,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.100%, 12/3/2025	17,400,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.100%, 12/3/2025	6,700,000
10,290,000		Raleigh, NC Housing Authority (Roers Raleigh Apartments LLC), Mizuho 3a-7 (Series 2025-MIZ9228) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	10,290,000
3,950,000		Raleigh-Durham, NC Airport Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 5/1/2026	3,989,066
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—continued
$ 3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.000%, 12/4/2025	$ 3,000,000
		TOTAL	41,379,066
		North Dakota—0.2%
14,750,000		Pembina County, ND (American Crystal Sugar Co.), (Series 2025) Weekly VRDNs, (CoBank, ACB LOC), 3.000%, 12/4/2025	14,750,000
		Ohio—1.9%
4,400,000		Centerville, OH BANs, (Ohio State GTD), 3.750%, 4/7/2026	4,409,794
2,500,000		Cleveland, OH Airport System, Airport System Revenue Bonds (Series 2018A), 5.000%, 1/1/2026	2,503,611
5,000,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), (Series 2022), (United States Treasury GTD), 3.320%, Mandatory Tender 6/1/2026	5,000,000
15,000,000		Elyria, OH BANs, 3.750%, 12/18/2025	15,003,377
3,284,000		Forest Park, OH BANs, (Ohio State GTD), 4.250%, 5/19/2026	3,295,451
2,000,000		Glenwillow Village, OH BANs, (Ohio State GTD), 4.000%, 7/8/2026	2,007,773
1,350,000		Green City, OH BANs, (Ohio State GTD), 5.000%, 9/17/2026	1,371,887
2,375,000		Middletown, OH BANs, (Ohio State GTD), 4.125%, 6/24/2026	2,384,604
4,200,000		Monroe, OH Local School District BANs, 4.125%, 12/3/2025	4,200,137
5,000,000		Monroe, OH Local School District BANs, (Ohio State GTD), 3.875%, 12/4/2025	5,000,270
11,250,000		Monroe, OH Local School District BANs, (Ohio State GTD), 4.000%, 12/2/2026	11,384,212
3,975,000		Montgomery, OH BANs, (Ohio State GTD), 4.000%, 6/4/2026	3,987,667
17,735,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	17,735,000
4,625,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.990%, Optional Tender 12/18/2025	4,625,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	16,100,000
19,300,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	19,300,000
1,800,000		Parma Heights, OH BANs, (Ohio State GTD), 4.250%, 6/24/2026	1,808,303
6,600,000		Solon, OH BANs, (Ohio State GTD), 4.000%, 12/8/2026	6,676,824
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.000%, 12/4/2025	7,000,000
4,000,000		Warrensville Heights, OH BANs, (Ohio State GTD), 4.500%, 6/24/2026	4,025,656
		TOTAL	137,819,566
		Oklahoma—1.4%
22,600,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series A) Weekly VRDNs, 2.900%, 12/3/2025	22,600,000
55,355,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 2.800%, 12/3/2025	55,355,000
10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	10,235,000
10,215,000		Oklahoma HFA (Oak Tree Village), Mizuho 3a-7 (Series 2023-MIZ9152) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	10,215,000
5,925,000		Oklahoma Water Resources Board, MS 3a-7 (Series 2025-MS0060), (Morgan Stanley Bank, N.A. LIQ), 2.970%, Optional Tender 1/8/2026	5,925,000
		TOTAL	104,330,000
		Oregon—1.2%
5,000,000		Oregon State Facilities Authority (ISF Magnolia Gardens LLC), Barclays 3a-7 (Series 2025-1010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	5,000,000
3,000,000		Oregon State Facilities Authority (ISF Magnolia Gardens LLC), Barclays 3a-7 (Series 2025-1011) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	3,000,000
9,690,000		Oregon State Housing and Community Services Department (CPAH Plambeck LP), Mizuho 3a-7 (Series 2023-MIZ9138) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	9,690,000
3,610,000		Oregon State Housing and Community Services Department (CPAH Woodland Hearth LP), Mizuho 3a-7 (Series 2025-MIZ9206) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,610,000
33,575,000		Oregon State Housing and Community Services Department, (2017 Series C) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.000%, 12/4/2025	33,575,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$ 11,750,000		Port of Morrow, OR, MS 3a-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.990%, Optional Tender 12/11/2025	$ 11,750,000
2,500,000		Port of Portland, OR International Airport, (Series 28), 5.000%, 7/1/2026	2,534,895
19,000,000		Port of Portland, OR International Airport, Morgan Stanley 3a-7 (Series 2025-MS0049), (Morgan Stanley Bank, N.A. LIQ), 2.940%, Optional Tender 12/11/2025	19,000,000
		TOTAL	88,159,895
		Pennsylvania—1.6%
5,410,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2021A), 5.000%, 1/1/2026	5,418,837
4,335,000		Allegheny County, PA Airport Authority, Tender Option Bond Trust Certificates (Series 2023-ZF3170) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.970%, 12/4/2025	4,335,000
18,750,000		Allegheny County, PA Airport Authority, Tender Option Bond Trust Receipts (Series 2025-XM1248) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 12/1/2025	18,750,000
6,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.070%, 12/4/2025	6,400,000
10,000,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	10,000,000
11,060,000		Pennsylvania Economic Development Financing Authority (Villanova University), Morgan Stanley 3a-7 (Series 2025-MS0082), (Morgan Stanley Bank, N.A. LIQ), 2.940%, Optional Tender 1/15/2026	11,060,000
20,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013), (Waste Management, Inc. GTD), 3.400%, Mandatory Tender 2/2/2026	20,500,000
15,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 3.800%, Mandatory Tender 12/1/2025	15,000,000
25,000,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (Bank of America N.A. LIQ), 2.900%, 12/1/2025	25,000,000
		TOTAL	116,463,837
		South Carolina—1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 3.100%, 12/3/2025	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 3.100%, 12/3/2025	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	6,980,000
14,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	14,388,000
24,400,000		South Carolina Jobs-EDA (Century Plaza Apartments LLC), Tender Option Bond Trust Receipts (Series 2023-XF3083) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	24,400,000
15,000,000		South Carolina Jobs-EDA (Palmetto Health), BAML VRDO (Series 2025-VRS-208) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	15,000,000
		TOTAL	92,368,000
		South Dakota—0.4%
8,375,000		South Dakota Economic Development Finance Authority (Plainview Dairy, LLC), (Series 2025) Weekly VRDNs, (AgriBank FCB LOC), 3.000%, 12/4/2025	8,375,000
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.000%, 12/4/2025	12,500,000
2,055,476		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,055,476
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.000%, 12/4/2025	3,000,000
		TOTAL	25,930,476
		Tennessee—1.5%
16,900,000		Blount County, TN Public Building Authority (Knox County, TN), (Series D-3-A) Daily VRDNs, (Bank of America N.A. LIQ), 2.900%, 12/1/2025	16,900,000
5,500,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 3.080%, 12/3/2025	5,500,000
2,650,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012), 3.400%, Mandatory Tender 2/2/2026	2,650,000
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 3.100%, 12/3/2025	25,620,000
20,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.730%, Mandatory Tender 12/16/2025	20,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.780%, Mandatory Tender 2/12/2026	25,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$ 12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.810%, Mandatory Tender 1/14/2026	$ 12,500,000
2,900,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights Apartments), (Series 2024-MIZ9181) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,900,000
		TOTAL	111,070,000
		Texas—14.6%
16,000,000		Austin, TX Utilities System, CP, 2.650%, Mandatory Tender 12/3/2025	16,000,000
22,350,000		Austin, TX Utilities System, CP, 2.680%, Mandatory Tender 12/3/2025	22,350,000
56,100,000		Austin, TX Utilities System, CP, 2.700%, Mandatory Tender 12/3/2025	56,100,000
7,210,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3253) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	7,210,000
11,995,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3254) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	11,995,000
1,961,923		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	1,961,923
5,046,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3257) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	5,046,000
7,000,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,000,000
15,040,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2023C), 5.000%, 11/1/2026	15,324,896
4,982,056		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,982,056
22,500,000		El Paso, TX Water & Sewer Revenue, CPX, 2.840%, Mandatory Tender 1/27/2026	22,500,000
21,000,000		El Paso, TX Water & Sewer Revenue, CPX, 2.880%, Mandatory Tender 12/4/2025	21,000,000
13,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.700%, Mandatory Tender 1/13/2026	13,000,000
20,735,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	20,735,000
3,380,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2021C) Daily VRDNs, (Bank of America N.A. LIQ), 2.850%, 12/1/2025	3,380,000
75,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series C-1) Weekly VRDNs, 2.920%, 12/4/2025	75,000,000
4,750,000		Harris County, TX, (Series 2025-MS0067E), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 2/12/2026	4,750,000
21,000,000		Houston, TX Airport System, (Series A), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.700%, Mandatory Tender 12/11/2025	21,000,000
17,750,000		Houston, TX Airport System, (Series A), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.790%, Mandatory Tender 2/3/2026	17,750,000
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue & Refunding Bonds (Series 2018A), 5.000%, 7/1/2026	1,012,609
2,600,000		Jefferson County, TX Housing Corp. (Steele Seville LLC), Putters 3a-7 (Series 2025-MIZ9214) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,600,000
4,500,000		Jewett, TX EDC (Nucor Corp.), (Series 2003) Weekly VRDNs, 3.100%, 12/3/2025	4,500,000
20,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A), (Waste Management Holdings, Inc. GTD), 3.800%, Mandatory Tender 12/1/2025	20,000,000
10,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.800%, Mandatory Tender 12/1/2025	10,000,000
36,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 3.800%, Mandatory Tender 12/1/2025	36,500,000
12,000,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025B) Daily VRDNs, (Bank of America N.A. LIQ), 2.850%, 12/1/2025	12,000,000
10,750,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025C) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.850%, 12/1/2025	10,750,000
8,000,000		Port Arthur Navigation District, TX IDC (Route 86 Biogas, LLC), (Series 2023) Weekly VRDNs, (CoBank, ACB LOC), 3.000%, 12/4/2025	8,000,000
106,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 3.400%, 12/1/2025	106,800,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 3.250%, 12/1/2025	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.250%, 12/1/2025	25,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 40,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 3.250%, 12/1/2025	$ 40,800,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.250%, 12/1/2025	35,000,000
15,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (2012 Series A), CP, 2.730%, Mandatory Tender 12/9/2025	15,000,000
40,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (Series A), CPX, 2.720%, Mandatory Tender 12/19/2025	40,000,000
17,000,000		Texas A & M University System Board of Regents, (Series B), CP, 2.650%, Mandatory Tender 12/3/2025	17,000,000
2,410,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3387) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	2,410,000
2,500,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3390) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	2,500,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 2.890%, 12/4/2025	15,000,000
14,225,000		Texas State, Morgan Stanley 3a-7 (Series 2025-MS0047), (Morgan Stanley Bank, N.A. LIQ), 2.940%, Optional Tender 12/11/2025	14,225,000
20,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (FHLB of Dallas LIQ), 2.950%, 12/3/2025	20,000,000
10,000,000		Texas State, Veterans Bonds (Series 2025B) Weekly VRDNs, (FHLB of Dallas LIQ), 2.950%, 12/3/2025	10,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.640%, Mandatory Tender 4/14/2026	25,000,000
3,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.700%, Mandatory Tender 2/12/2026	3,000,000
12,500,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.700%, Mandatory Tender 3/4/2026	12,500,000
8,750,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.770%, Mandatory Tender 1/20/2026	8,750,000
15,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.800%, Mandatory Tender 12/18/2025	15,000,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.610%, Mandatory Tender 1/7/2026	12,500,000
3,310,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.649%, Mandatory Tender 1/21/2026	3,310,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.650%, Mandatory Tender 3/11/2026	6,250,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.650%, Mandatory Tender 4/9/2026	25,000,000
17,299,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.670%, Mandatory Tender 3/12/2026	17,299,000
12,500,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.650%, Mandatory Tender 3/5/2026	12,500,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.600%, Mandatory Tender 12/8/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.650%, Mandatory Tender 4/23/2026	25,000,000
13,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.670%, Mandatory Tender 3/17/2026	13,000,000
15,424,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.677%, Mandatory Tender 2/5/2026	15,424,000
23,320,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.678%, Mandatory Tender 2/10/2026	23,320,000
5,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.750%, Mandatory Tender 12/2/2025	5,000,000
		TOTAL	1,063,535,484
		Utah—0.1%
6,670,000		Salt Lake City, UT Department of Airports, Tender Option Bond Trust Receipts (Series 2025-XF8009) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.910%, 12/4/2025	6,670,000
		Vermont—0.1%
9,065,000		Vermont HFA MFH (Steele Heritage & Lane LLC), Mizuho 3a-7 (Series 2023-MIZ9146) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	9,065,000
		Virginia—0.6%
1,800,000		Albemarle County, VA EDA (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	1,800,000
15,120,000		Arlington, VA IDA (Lenox Club Apartment), BAML 3a-7 (Series 2024-BAML6038) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.000%, 12/1/2025	15,120,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 5,400,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 2.960%, 12/4/2025	$ 5,400,000
4,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), (Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	4,000,000
2,800,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	2,800,000
17,250,000		Virginia Small Business Financing Authority (Virginia Everywhere, LLC), (Series 2025), CP, (Credit Agricole Corporate and Investment Bank LOC), 2.820%, Mandatory Tender 3/5/2026	17,250,000
		TOTAL	46,370,000
		Washington—1.6%
10,725,000		Port of Seattle, WA Revenue, (Series 2008) Weekly VRDNs, (Bank of America N.A. LOC), 2.950%, 12/3/2025	10,725,000
5,030,000		Port of Seattle, WA Revenue, (Series B), 5.000%, 5/1/2026	5,079,336
45,545,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.850%, 12/3/2025	45,545,000
18,500,000		Port of Tacoma, WA, (Series 2019 A) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.850%, 12/3/2025	18,500,000
1,945,000		Port of Tacoma, WA, (Series A), 5.000%, 12/1/2025	1,945,000
8,220,000		Seattle Chinatown International District, WA Preservation and Development Authority (Lot On The Hill LLLP), Mizuho 3a-7 (Series 2024-MIZ9156) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,220,000
14,250,000		Tacoma, WA Electric System, Morgan Stanley 3a-7 (Series 2025-MS0065E), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 2/12/2026	14,250,000
8,540,000		Washington State Housing Finance Commission (Legacy Plaza Senior Living), Citi 3a-7 (Series 2025-CF7053) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	8,540,000
5,988,691		Washington State Housing Finance Commission, Citi 3a-7 (Series 2025-CF7054) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	5,988,691
		TOTAL	118,793,027
		West Virginia—1.2%
46,000,000		West Virginia EDA Solid Waste Disposal Facilities (Nucor Steel West Virginia LLC), (Series 2025A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.100%, 12/3/2025	46,000,000
45,000,000		West Virginia EDA Solid Waste Disposal Facilities (Nucor Steel West Virginia LLC), (Series 2025B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.100%, 12/3/2025	45,000,000
		TOTAL	91,000,000
		Wisconsin—1.3%
15,852,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	15,852,000
320,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.240%, 12/4/2025	320,000
18,940,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group), (Series 2025B) Weekly VRDNs, (Truist Bank LOC), 2.820%, 12/4/2025	18,940,000
9,400,000		Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	9,400,000
28,940,000		Wisconsin Public Finance Authority (SR 400 Peach Partners, LLC), Tender Option Bond Trust Receipts (Series 2025-XF8022) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.890%, 12/4/2025	28,940,000
10,000,000		Wisconsin Public Finance Authority (SR 400 Peach Partners, LLC), Tender Option Bond Trust Receipts (Series 2025-XL0680) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.890%, 12/4/2025	10,000,000
1,240,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 2.890%, 12/4/2025	1,240,000
10,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3), (Waste Management Holdings, Inc. GTD), 3.400%, Mandatory Tender 2/2/2026	10,000,000
		TOTAL	94,692,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	7,333,786,744
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(25,501,962)
		NET ASSETS—100%	$7,308,284,782
Semi-Annual Financial Statements and Additional Information

Securities that are subject to the federal alternative minimum tax (AMT) represent 52.25% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of November 30, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLLP	—Limited Liability Limited Partnership
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
UFSD	—Union Free School District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.012	0.029	0.034	0.020	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.012	0.029	0.034	0.020	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.029)	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.012)	(0.029)	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.21%	2.95%	3.45%	1.99%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.50%[5]	0.49%	0.46%	0.56%	0.27%	0.33%
Net investment income	2.43%[5]	2.87%	3.40%	0.51%	0.03%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.08%	0.38%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,521	$81,235	$25,377	$14,098	$700,243	$683,243

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.011	0.026	0.031	0.017	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.011	0.027	0.031	0.017	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.011)	(0.027)	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.011)	(0.027)	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.10%	2.70%	3.15%	1.76%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.73%[5]	0.73%	0.76%	0.78%	0.27%	0.35%
Net investment income	2.19%[5]	2.59%	3.16%	1.93%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.11%[5]	0.11%	0.11%	0.12%	0.63%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,712	$47,624	$12,744	$1,342	$2,874	$4,756

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.014	0.031	0.037	0.023	0.001	0.001
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.032	0.037	0.023	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.014)	(0.032)	(0.037)	(0.023)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.014)	(0.032)	(0.037)	(0.023)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.36%	3.23%	3.71%	2.34%	0.12%	0.13%
Ratios to Average Net Assets:
Net expenses[4]	0.21%[5]	0.21%	0.21%	0.21%	0.19%	0.21%
Net investment income	2.70%[5]	3.14%	3.65%	2.38%	0.13%	0.12%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,965,870	$5,397,273	$3,746,330	$2,371,755	$1,772,201	$1,372,803

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.012	0.028	0.034	0.021	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.012	0.029	0.034	0.021	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.029)	(0.034)	(0.021)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.012)	(0.029)	(0.034)	(0.021)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.23%	2.98%	3.46%	2.09%	0.05%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.46%[5]	0.46%	0.46%	0.46%	0.25%	0.34%
Net investment income	2.45%[5]	2.81%	3.40%	2.03%	0.05%	0.02%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.30%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$617,913	$625,080	$204,398	$213,084	$232,943	$255,785

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.010	0.024	0.030	0.016	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.010	0.025	0.030	0.016	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.025)	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.010)	(0.025)	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.01%	2.51%	3.00%	1.64%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.91%[5]	0.91%	0.91%	0.90%	0.29%	0.31%
Net investment income	1.99%[5]	2.37%	2.96%	1.59%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.71%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,338	$152,567	$53,911	$58,942	$71,843	$74,123

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.009	0.024	0.028	0.015	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.009	0.024	0.028	0.015	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.024)	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.009)	(0.024)	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.95%	2.40%	2.88%	1.53%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	1.02%	1.01%	0.29%	0.32%
Net investment income	1.88%[5]	2.36%	2.84%	1.48%	0.01%	0.01%
Expense waiver/reimbursement[6]	0.22%[5]	0.22%	0.22%	0.24%	0.97%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,220	$143,052	$165,380	$196,830	$237,579	$288,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.013	0.031	0.036	0.022	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.013	0.031	0.036	0.022	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.013)	(0.031)	(0.036)	(0.022)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.013)	(0.031)	(0.036)	(0.022)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.31%	3.12%	3.61%	2.24%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.31%[5]	0.31%	0.31%	0.31%	0.21%	0.28%
Net investment income	2.59%[5]	3.06%	3.55%	2.26%	0.07%	0.06%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$313,712	$338,705	$287,070	$231,540	$195,389	$289,938

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2025 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$7,333,786,744
Cash	1,151,308
Income receivable	37,047,186
Receivable for shares sold	5,101,191
Total Assets	7,377,086,429
Liabilities:
Payable for investments purchased	63,604,747
Payable for shares redeemed	3,747,221
Income distribution payable	756,361
Payable for investment adviser fee (Note 4)	73,385
Payable for administrative fee (Note 4)	46,267
Payable for distribution services fee (Note 4)	95,127
Payable for other service fees (Notes 2 and 4)	241,586
Accrued expenses (Note 4)	236,953
Total Liabilities	68,801,647
Net assets for 7,308,282,650 shares outstanding	$7,308,284,782
Net Assets Consist of:
Paid-in capital	$7,308,262,339
Total distributable earnings (loss)	22,443
Net Assets	$7,308,284,782
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$111,521,346 ÷ 111,521,314 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$49,711,936 ÷ 49,711,921 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$5,965,869,688 ÷ 5,965,867,948 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$617,912,888 ÷ 617,912,707 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$143,337,515 ÷ 143,337,474 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$106,219,871 ÷ 106,219,840 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$313,711,538 ÷ 313,711,446 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended November 30, 2025 (unaudited)

Investment Income:
Interest	$103,502,327
Expenses:
Investment adviser fee (Note 4)	7,108,853
Administrative fee (Note 4)	2,751,453
Custodian fees	101,323
Transfer agent fees (Note 2)	220,506
Directors’/Trustees’ fees (Note 4)	17,298
Auditing fees	13,913
Legal fees	6,390
Portfolio accounting fees	134,864
Distribution services fee (Note 4)	688,609
Other service fees (Notes 2 and 4)	1,486,423
Share registration costs	161,291
Printing and postage	34,818
Miscellaneous (Note 4)	11,844
TOTAL EXPENSES	12,737,585
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(2,758,320)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(92,374)
TOTAL WAIVERS AND REIMBURSEMENT	(2,850,694)
Net expenses	9,886,891
Net investment income	93,615,436
Net realized gain on investments	12,624
Change in net assets resulting from operations	$93,628,060
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2025	Year Ended 5/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,615,436	$164,502,934
Net realized gain (loss)	12,624	2,895
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	93,628,060	164,505,829
Distributions to Shareholders:
Automated Shares	(1,168,345)	(1,003,498)
Investment Shares	(558,835)	(913,264)
Wealth Shares	(77,050,171)	(133,719,389)
Service Shares	(7,874,423)	(12,586,041)
Cash II Shares	(1,508,481)	(2,881,057)
Cash Series Shares	(1,126,621)	(3,787,200)
Capital Shares	(4,327,449)	(10,131,697)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(93,614,325)	(165,022,146)
Share Transactions:
Proceeds from sale of shares	5,487,146,440	10,895,047,825
Net asset value of shares issued to shareholders in payment of distributions declared	88,593,625	154,103,435
Cost of shares redeemed	(5,053,004,493)	(8,758,309,199)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	522,735,572	2,290,842,061
Change in net assets	522,749,307	2,290,325,744
Net Assets:
Beginning of period	6,785,535,475	4,495,209,731
End of period	$7,308,284,782	$6,785,535,475
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,850,694 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended November 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$20,975	$(907)
Investment Shares	12,150	—
Wealth Shares	43,986	—
Service Shares	4,956	—
Cash II Shares	75,144	—
Cash Series Shares	60,725	(17,788)
Capital Shares	2,570	(2)
TOTAL	$220,506	$(18,697)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$121,039
Investment Shares	63,775
Service Shares	795,611
Cash II Shares	189,023
Cash Series Shares	150,053
Capital Shares	166,922
TOTAL	$1,486,423
For the six months ended November 30, 2025, the Fund’s Wealth Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	89,947	$89,947	104,397	$104,397
Shares issued to shareholders in payment of distributions declared	1,162	1,162	988	988
Shares redeemed	(60,823)	(60,823)	(49,524)	(49,524)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	30,286	$30,286	55,861	$55,861
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	90,588	$90,588	140,542	$140,542
Shares issued to shareholders in payment of distributions declared	505	505	758	758
Shares redeemed	(89,006)	(89,006)	(106,418)	(106,418)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	2,087	$2,087	34,882	$34,882
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	4,403,941	$4,403,941	8,245,931	$8,245,931
Shares issued to shareholders in payment of distributions declared	72,745	72,745	124,624	124,624
Shares redeemed	(3,908,100)	(3,908,100)	(6,719,182)	(6,719,182)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	568,586	$568,586	1,651,373	$1,651,373
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	418,890	$418,890	1,125,372	$1,125,372
Shares issued to shareholders in payment of distributions declared	7,311	7,311	11,282	11,282
Shares redeemed	(433,369)	(433,369)	(715,948)	(715,948)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(7,168)	$(7,168)	420,706	$420,706
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	186,362	$186,362	419,676	$419,676
Shares issued to shareholders in payment of distributions declared	1,507	1,507	2,875	2,875
Shares redeemed	(197,099)	(197,099)	(323,889)	(323,889)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(9,230)	$(9,230)	98,662	$98,662
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	144,199	$144,199	363,602	$363,602
Shares issued to shareholders in payment of distributions declared	1,098	1,098	3,725	3,725
Shares redeemed	(182,130)	(182,130)	(389,637)	(389,637)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(36,833)	$(36,833)	(22,310)	$(22,310)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	153,219	$153,219	495,527	$495,527
Shares issued to shareholders in payment of distributions declared	4,266	4,266	9,852	9,852
Shares redeemed	(182,478)	(182,478)	(453,712)	(453,712)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,993)	$(24,993)	51,667	$51,667
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	522,735	$522,735	2,290,841	$2,290,841
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2025, the Adviser voluntarily waived $2,758,320 of its fee and voluntarily reimbursed $18,697 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$63,775	$(7,653)
Cash II Shares	264,705	—
Cash Series Shares	360,129	(66,024)
TOTAL	$688,609	$(73,677)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2025, FSC retained $110,973 of fees paid by the Fund.
Other Service Fees
For the six months ended November 30, 2025, FSSC received $559 of the other service fees disclosed in Note 2.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended November 30, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $694,475,000 and $1,143,930,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the six months ended November 30, 2025, the program was not utilized.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Municipal Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (1/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.9%
		Alabama—2.9%
$ 11,500,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.900%, 12/1/2025	$ 11,500,000
4,205,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	4,205,000
39,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.890%, 12/4/2025	39,405,000
8,205,000		Lower Alabama Gas District, Tender Option Bond Trust Certificates (Series 2024-YX1345) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.890%, 12/4/2025	8,205,000
1,250,000		Southeast Alabama Gas Supply District, (Series 2024-XF1694) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.840%, 12/4/2025	1,250,000
12,285,000		The East Alabama Health Care Authority, BAML 3a-7 (Series 2025-BAML5061) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.990%, 12/1/2025	12,285,000
85,425,000		UAB St Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.990%, Optional Tender 2/12/2026	85,425,000
		TOTAL	162,275,000
		Arizona—2.5%
9,475,000		Arizona State Development Authority (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9161) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	9,475,000
3,325,000		Arizona State IDA (IH Phoenix Apartments Owner I LLC), Mizuho 3a-7 (Series 2025-MIZ9215) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,325,000
2,500,000		Arizona State IDA (IH Phoenix Apartments Owner II LLC), Mizuho 3a-7 (Series 2025-MIZ9220) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,500,000
7,038,433		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,038,433
4,700,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9157) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	4,700,000
5,285,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2025-MIZ9213) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	5,285,000
5,000,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.020%, 12/4/2025	5,000,000
38,100,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.890%, 12/4/2025	38,100,000
9,250,000		Arizona State IDA (Washington Yu Ying Public Charter School), Tender Option Bond Trust Receipts (Series 2025-ESRF002) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.930%, 12/4/2025	9,250,000
8,000,000		Arizona State IDA (Zeta Charter Schools, Inc. Obligated Group), Tender Option Bond Trust Receipts (Series 2025-ESRF001) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.930%, 12/4/2025	8,000,000
4,370,000		Arizona State IDA, Mizuho 3a-7 (Series 2024-MIZ9180) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,370,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3a-7) (Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3a-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML (3a-7) (Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	9,225,000
		TOTAL	138,458,433
		Arkansas—0.4%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.020%, 12/1/2025	20,000,000
		California—6.3%
34,130,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.890%, 12/4/2025	34,130,000
40,705,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	40,705,000
20,100,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	20,100,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 8,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), Mizuho 3a-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 12/1/2025	$ 8,500,000
7,944,491		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	7,944,491
14,945,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 2.950%, 12/1/2025	14,945,000
7,770,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), Mizuho 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 12/1/2025	7,770,000
8,000,000		Los Angeles, CA (Grand Avenue M Urban Housing LLC), Mizuho 3a-7 (Series 2025-9221) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	8,000,000
25,000,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	25,000,000
22,390,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	22,390,000
32,100,000		San Francisco, CA City & County Multi-Family Housing (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 12/1/2025	32,100,000
75,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	75,000,000
10,355,671		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	10,355,671
23,861,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.970%, 12/4/2025	23,861,000
6,345,000		University of California (The Regents of), (Series A), CP, 2.600%, Mandatory Tender 12/9/2025	6,345,000
7,500,000		University of California (The Regents of), (Series A), CP, 2.730%, Mandatory Tender 12/12/2025	7,500,000
7,605,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-ZF3164) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.810%, 12/4/2025	7,605,000
		TOTAL	352,251,162
		Colorado—0.6%
35,300,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	35,300,000
		Connecticut—0.2%
8,275,000		Regional School District No. 15, CT BANs, 4.500%, 1/23/2026	8,285,468
2,475,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.990%, 12/4/2025	2,475,000
		TOTAL	10,760,468
		Delaware—0.1%
4,405,000		Delaware State Housing Authority (Christiana Village Apartments LLC), Mizuho 3a-7 (Series 2024-MIZ9175) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	4,405,000
2,592,536		Delaware State Housing Authority (Christiana Village Apartments, LLC), (Series 2024-MIZ9182) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,592,536
		TOTAL	6,997,536
		District of Columbia—0.4%
12,000,000		District of Columbia (Children’s Hospital Obligated Group/DC), (Series 2025) Weekly VRDNs, (Truist Bank LOC), 2.830%, 12/3/2025	12,000,000
13,000,000		District of Columbia Housing Finance Agency Multifamily Development, Tender Option Bond Trust Receipts (Series 2025-CF7039) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	13,000,000
		TOTAL	25,000,000
		Florida—5.8%
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3a-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	15,440,000
11,470,000		Broward County, FL HFA (ML Casa V LP), 3a-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.910%, 12/4/2025	11,470,000
5,575,000		Broward County, FL Tourist Development Tax Special Revenue, Tender Option Bond Trust Receipts (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.900%, 12/4/2025	5,575,000
3,785,000		Federal Home Loan Mortgage Corp. (The Gallery at Smathers Plaza), Citi 3a-7 (Series 2025-CF7017) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	3,785,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 14,405,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, Optional Tender 12/18/2025	$ 14,405,000
4,805,000		Hillsborough County, FL IDA (Baycare Health System, Inc.), (Series 2020D) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 12/1/2025	4,805,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 2.800%, Mandatory Tender 12/10/2025	25,000,000
19,695,000		JEA, FL Water & Sewer System, (2008 Series A-1: Subordinate Revenue Bonds) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.850%, 12/1/2025	19,695,000
6,800,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.790%, 12/4/2025	6,800,000
8,045,000		JEA, FL Water & Sewer System, (Series MS 3a-7), (Morgan Stanley Bank, N.A. LIQ), 2.950%, Optional Tender 1/22/2026	8,045,000
21,745,000		Lee County, FL IDA (Lee Health System), BAML VRDO (Series 2025-VRS202) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	21,745,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 2.900%, 12/4/2025	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	1,245,000
4,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2021) Weekly VRDNs, 2.850%, 12/3/2025	4,000,000
50,300,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3a-7 (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	50,300,000
18,940,000		Pasco County, FL, Tender Option Bond Trust Receipts (Series 2025-XM1213) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.890%, 12/4/2025	18,940,000
85,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), BAML VRDO (Series 2025-VRS101) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	85,000,000
		TOTAL	325,307,964
		Georgia—0.9%
13,845,000		Main Street Natural Gas, Inc., GA, (Series 2025-ZF3403) Weekly VRDNs, (Royal Bank of Canada GTD)/(Wells Fargo Bank, N.A. LIQ), 2.890%, 12/4/2025	13,845,000
14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 2.930%, 12/4/2025	14,000,000
12,165,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Certificates (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.900%, 12/4/2025	12,165,000
4,900,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.020%, 12/1/2025	4,900,000
4,100,000		Roswell, GA Development Authority (WellStar Health System Obligated Group), (Series 2025A) Daily VRDNs, (Truist Bank LOC), 2.900%, 12/1/2025	4,100,000
		TOTAL	49,010,000
		Idaho—0.5%
27,450,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	27,450,000
		Illinois—2.2%
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.980%, 12/4/2025	600,000
6,000,000		Chicago, IL Park District, Tender Option Bond Trust Certificates (Series 2025-XX1370) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 2.890%, 12/4/2025	6,000,000
12,275,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate (Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.910%, 12/4/2025	12,275,000
2,500,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (Series 2022-ZL0394) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.910%, 12/4/2025	2,500,000
6,135,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.910%, 12/4/2025	6,135,000
7,500,000		Chicago, IL Water Revenue, Tender Option Bond Trust Certificates (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.870%, 12/4/2025	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 12/1/2025	6,765,000
18,000,000		Illinois Finance Authority (City of Hope Obligated Group), BAML VRDO (Series 2025-VRS207) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	18,000,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 5,960,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	$ 5,960,000
10,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 12/1/2025	10,000,000
41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 2.870%, 12/4/2025	41,250,000
5,920,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 2.890%, 12/4/2025	5,920,000
		TOTAL	122,905,000
		Indiana—0.6%
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 2.850%, 12/3/2025	12,140,000
20,045,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	20,045,000
		TOTAL	32,185,000
		Iowa—0.3%
5,300,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	5,300,000
12,850,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	12,850,000
		TOTAL	18,150,000
		Kentucky—0.7%
3,430,000		Fayette County, KY School District, Morgan Stanley 3a-7 (Series 2025-MS0055), (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 2.960%, Optional Tender 12/4/2025	3,430,000
11,365,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.040%, Optional Tender 1/8/2026	11,365,000
26,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), (Series 2023D) Daily VRDNs, (Truist Bank LOC), 2.880%, 12/1/2025	26,000,000
		TOTAL	40,795,000
		Louisiana—3.5%
25,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), BAML VRDO (Series 2025-VRS209) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	25,000,000
3,000,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	3,000,000
5,272,315		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	5,272,315
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.040%, 12/3/2025	40,000,000
122,705,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.000%, 12/3/2025	122,705,000
		TOTAL	195,977,315
		Maryland—3.2%
8,575,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	8,575,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.070%, 12/4/2025	27,000,000
15,700,000		Maryland State Health & Higher Educational Facilities Authority (Stella Maris, Inc.), (Series 2018) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.900%, 12/4/2025	15,700,000
8,590,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	8,590,000
18,250,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 2.900%, Mandatory Tender 12/1/2025	18,250,000
50,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 2.900%, Mandatory Tender 3/2/2026	50,000,000
50,000,000		Montgomery County, MD, (2010 Series A), CP, 2.690%, Mandatory Tender 2/11/2026	50,000,000
		TOTAL	178,115,000
		Massachusetts—0.2%
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3a-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.940%, 12/4/2025	13,200,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—1.4%
$ 4,800,000		Lansing, MI, Tender Option Bond Trust Certificates (Series 2023-XG0499) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LOC), 2.910%, 12/4/2025	$ 4,800,000
19,000,000		Michigan State Building Authority (Michigan State), (Series 2025-MS0069E), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 2/12/2026	19,000,000
15,600,000		Michigan State Building Authority, (Series III) VRENs, 2.890%, 12/1/2025	15,600,000
11,250,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1), 2.900%, Mandatory Tender 12/1/2025	11,250,000
29,060,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1), 2.900%, Mandatory Tender 3/2/2026	29,060,000
		TOTAL	79,710,000
		Minnesota—0.6%
27,000,000		Hennepin County, MN, Series 2025 (A & C), CP, 2.600%, Mandatory Tender 1/6/2026	27,000,000
7,810,000		St. Paul, MN Housing & Redevelopment Authority (LSBD St Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,810,000
		TOTAL	34,810,000
		Mississippi—0.1%
1,800,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 2.990%, 12/4/2025	1,800,000
4,700,000		Mississippi Development Bank (Jackson, MS Water & Sewer System), Tender Option Bond Trust Certificates (Series 2025-ZF3402) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.940%, 12/4/2025	4,700,000
		TOTAL	6,500,000
		Missouri—0.5%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), Mizuho 3a-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,000,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.840%, 12/4/2025	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	10,000,000
		TOTAL	27,000,000
		Multi-State—9.2%
24,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7004) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	24,000,000
19,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7008) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	19,000,000
7,450,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7009) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	7,450,000
133,400,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.860%, 12/4/2025	133,400,000
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 2.850%, 12/4/2025	116,000,000
41,100,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, (Bank of America N.A. LIQ), 2.860%, 12/4/2025	41,100,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale S.A. LIQ), 2.850%, 12/4/2025	79,200,000
40,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.880%, 12/4/2025	40,000,000
57,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 2.870%, 12/4/2025	57,000,000
		TOTAL	517,150,000
		Nebraska—1.8%
28,400,000		Central Plains, NE Energy Project, (Series 2022-XF3009) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.890%, 12/4/2025	28,400,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 2.600%, Mandatory Tender 12/2/2025	10,000,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 2.650%, Mandatory Tender 1/15/2026	10,000,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 2.690%, Mandatory Tender 12/5/2025	10,000,000
14,600,000		Omaha, NE Public Power District, (Series A), CP, 2.720%, Mandatory Tender 12/10/2025	14,600,000
Semi-Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nebraska—continued
$ 6,500,000		Omaha, NE Public Power District, (Series-MS0070E), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 2/12/2026	$ 6,500,000
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 2.820%, 12/4/2025	21,600,000
		TOTAL	101,100,000
		Nevada—0.0%
2,250,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.890%, 12/4/2025	2,250,000
		New Hampshire—0.6%
7,330,000		National Finance Authority, NH (HealthCore Westover Hills, LLC), Mizuho 3a-7 (Series 2025-MIZ9217) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,330,000
6,675,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024B) Daily VRDNs, (Truist Bank LOC), 2.850%, 12/1/2025	6,675,000
19,630,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.090%, Optional Tender 1/22/2026	19,630,000
		TOTAL	33,635,000
		New Jersey—4.1%
4,000,000		Bergenfield, NJ BANs, 3.150%, 11/13/2026	4,005,529
4,129,600		Berkeley Heights Township, NJ BANs, 3.600%, 3/26/2026	4,130,849
1,720,000		Bernardsville, NJ BANs, 3.750%, 3/26/2026	1,721,306
1,504,000		Boonton, NJ BANs, 3.600%, 6/4/2026	1,506,211
8,790,000		Bound Brook Borough, NJ BANs, 3.000%, 9/9/2026	8,809,817
8,328,000		Chatham Borough, NJ BANs, 3.750%, 5/15/2026	8,339,627
2,866,000		Chatham Township, NJ BANs, 3.500%, 9/25/2026	2,872,786
11,449,000		Clark Township, NJ BANs, 3.750%, 8/14/2026	11,460,563
7,138,000		Clayton Borough, NJ BANs, 3.250%, 11/24/2026	7,175,489
6,903,000		Cranford Township, NJ BANs, 3.500%, 12/10/2025	6,903,247
9,700,000		Cranford Township, NJ BANs, 3.500%, 7/17/2026	9,708,749
9,700,000		Cranford Township, NJ BANs, 3.900%, 8/21/2026	9,706,728
3,384,000		Englewood Cliffs, NJ BANs, 3.250%, 10/14/2026	3,386,821
5,874,000		Fairfield Township, NJ BANs, 4.000%, 3/5/2026	5,876,184
4,676,000		Franklin Borough, NJ BANs, 3.500%, 7/21/2026	4,684,613
13,280,000		Garden State, NJ Preservation Trust (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.910%, 12/4/2025	13,280,000
6,528,000		Hasbrouck Heights, NJ BANs, 3.750%, 8/7/2026	6,543,049
4,066,000		Ho-Ho-Kus, NJ BANs, 3.700%, 5/1/2026	4,067,615
4,285,000		Holmdel Township, NJ BANs, 3.000%, 9/18/2026	4,295,655
10,000,000		Kearny, NJ BANs, 3.750%, 3/24/2026	10,004,512
9,900,000		Kenilworth, NJ BANs, 3.500%, 2/27/2026	9,903,461
5,755,000		Linwood, NJ BANs, 4.000%, 1/23/2026	5,756,614
7,920,000		Middlesex County Improvement Authority (NBCCR Urban Renewal LLC), Citi 3a-7 (Series 2024-CF7010) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.910%, 12/4/2025	7,920,000
4,834,483		Mountain Lakes, NJ BANs, 4.000%, 7/31/2026	4,881,122
4,935,000		New Jersey State Housing and Mortgage Finance Agency (609 Broad Street), CITI 3a-7 (Series 2025-CF7019) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	4,935,000
15,204,000		North Plainfield, NJ BANs, 3.250%, 11/23/2026	15,276,321
9,800,000		Norwood, NJ BANs, 4.000%, 7/10/2026	9,817,136
4,747,900		Palmyra Borough, NJ BANs, 3.000%, 12/1/2026	4,758,013
9,138,000		Paramus Borough, NJ BANs, 4.000%, 4/30/2026	9,148,889
7,640,000		Point Pleasant, NJ BANs, 3.250%, 8/28/2026	7,670,236
6,799,719		Runnemede, NJ BANs, 3.400%, 6/16/2026	6,805,018
7,063,000		Ship Bottom, NJ BANs, 3.750%, 7/9/2026	7,085,668
3,085,046		South Bound Brook, NJ BANs, 3.000%, 12/10/2026	3,091,031
Semi-Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 6,926,576		Tewksbury Township, NJ, (Series A) BANs, 3.750%, 5/8/2026	$ 6,935,265
		TOTAL	232,463,124
		New Mexico—0.3%
2,000,000		New Mexico Mortgage Finance Authority (JLG NM SAF 2023, LLLP), (Series 2023), (United States Treasury GTD), 3.280%, Mandatory Tender 3/1/2026	2,000,000
7,500,000		New Mexico Mortgage Finance Authority, (Series G-2), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	7,500,000
4,000,000		New Mexico Mortgage Finance Authority, (Series G-3), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	4,000,000
5,825,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	5,825,000
		TOTAL	19,325,000
		New York—14.3%
14,912,823		Addison, NY Central School District BANs, 4.000%, 6/25/2026	14,973,927
4,360,500		Ardsley Village, NY BANs, 3.750%, 10/1/2026	4,404,771
4,040,000		Belleville Henderson, NY Central School District BANs, 3.750%, 7/16/2026	4,053,367
38,000,000		Broome County, NY BANs, 3.750%, 4/24/2026	38,028,934
5,300,000		Canangaigua Town, NY BANs, 4.000%, 10/16/2026	5,363,169
10,000,000		Canastota, NY Central School District BANs, 4.000%, 6/24/2026	10,043,527
6,809,480		Carmel, NY BANs, 3.000%, 9/25/2026	6,833,831
5,000,000		Center Moriches, NY Union Free School District TANs, 3.250%, 6/26/2026	5,016,707
7,817,000		Cortlandt, NY BANs, 3.000%, 10/2/2026	7,850,117
25,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	25,000,000
15,500,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.040%, 12/4/2025	15,500,000
26,975,000		Highland Falls-Fort Montgomery, NY Central School District BANs, 3.250%, 6/26/2026	27,041,972
10,795,000		Holland Patent, NY Central School District BANs, 4.000%, 7/15/2026	10,853,285
6,155,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	6,155,000
2,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2002D-2A1) Daily VRDNs, (Truist Bank LOC), 2.850%, 12/1/2025	2,400,000
3,975,000		New Paltz, NY BANs, 3.250%, 8/19/2026	3,986,028
6,975,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.900%, 12/1/2025	6,975,000
6,100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	6,100,000
17,800,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-4 Bonds) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 12/1/2025	17,800,000
6,955,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 12/1/2025	6,955,000
28,815,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 12/1/2025	28,815,000
3,700,000		New York City, NY Transitional Finance Authority, (Fiscal 2023 Subseries A-3) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 2.850%, 12/1/2025	3,700,000
20,060,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.920%, 12/4/2025	20,060,000
8,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.790%, 12/4/2025	8,000,000
55,775,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	55,775,000
13,900,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.850%, 12/1/2025	13,900,000
25,740,000		New York City, NY, (Fiscal 2014, Series I-3) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.900%, 12/1/2025	25,740,000
18,430,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	18,430,000
6,750,000		New York City, NY, (Fiscal 2022 Subseries D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 12/1/2025	6,750,000
35,190,000		New York City, NY, (Fiscal 2023 Series A-3) Daily VRDNs, (BMO Bank, N.A. LIQ), 2.850%, 12/1/2025	35,190,000
Semi-Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 3,345,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	$ 3,345,000
2,915,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 2.810%, 12/4/2025	2,915,000
11,800,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.940%, 12/4/2025	11,800,000
8,250,000		New York State Dormitory Authority (Roswell Park Cancer Institute), Tender Option Bond Trust Certificates (Series 2025-XM1312) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.890%, 12/4/2025	8,250,000
30,385,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	30,385,000
8,000,000		New York State Dormitory Authority Revenues (White Plains Hospital Obligated Group), (Series 2024-XM1195) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 2.910%, 12/4/2025	8,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	83,795,000
16,680,000		New York State HFA (500 West 30th LLC), Mizuho 3a-7 (Series 2025-MIZ9226) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	16,680,000
8,000,000		New York State HFA (Flatbush Avenue Apartments), Mizuho 3a-7 (Series 2025-MIZ9239) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	8,000,000
15,000,000		New York State Thruway Authority - Personal Income Tax Revenue, Morgan Stanley 3a-7 (2025-MS0053), (Morgan Stanley Bank, N.A. LIQ), 2.990%, Optional Tender 1/8/2026	15,000,000
5,700,000		New York State Urban Development Corp. (New York State Sales Tax Revenue Bond Fund), Morgan Stanley 3a-7 (Series 2025-MS0077E), (Morgan Stanley Bank, N.A. LIQ), 2.970%, Optional Tender 1/22/2026	5,700,000
8,920,000		Newburgh, NY BANs, 3.250%, 8/7/2026	8,940,689
23,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 2.840%, 12/4/2025	23,900,000
4,000,000		Peru, NY Central School District BANs, 3.500%, 6/25/2026	4,005,012
12,500,000		Rockville Centre, NY Union Free School District TANs, 3.250%, 6/24/2026	12,537,728
8,000,000		Sewanhaka, NY Central High School District TANs, 3.250%, 6/18/2026	8,027,893
16,300,000		South Seneca, NY Central School District BANs, 4.000%, 6/26/2026	16,367,112
4,000,000		Southold, NY Union Free School District TANs, 3.750%, 6/24/2026	4,024,289
31,950,000		Three Village, NY Central School District TANs, 4.000%, 6/24/2026	32,213,697
2,180,000		Tuckahoe, NY Union Free School District TANs, 4.000%, 6/23/2026	2,193,031
6,254,300		Valhalla, NY Union Free School District BANs, 3.500%, 6/17/2026	6,267,430
3,582,015		Victor, NY Central School District BANs, 3.500%, 9/11/2026	3,603,699
12,210,000		Voorheesville, NY Central School District BANs, 4.000%, 7/9/2026	12,274,174
4,644,000		Watertown, NY (City of) BANs, 4.000%, 6/26/2026	4,659,276
14,960,000		Wellsville, NY Central School District BANs, 4.000%, 6/26/2026	15,025,752
6,404,068		West Babylon, NY Union Free School District, (Series B) BANs, 4.000%, 6/24/2026	6,431,943
3,579,766		Whitesboro, NY Central School District BANs, 3.750%, 9/4/2026	3,607,531
6,000,000		Williston Park, NY BANs, 3.000%, 10/16/2026	6,020,399
		TOTAL	805,664,290
		North Carolina—0.9%
15,000,000		North Carolina Turnpike Authority, Tender Option Bond Trust Receipts (Series 2024-XG0547) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.960%, 12/4/2025	15,000,000
7,860,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	7,860,000
26,760,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	26,760,000
		TOTAL	49,620,000
		Ohio—5.9%
1,050,000		Allen County, OH (Bon Secours Mercy Health), (Series 2025D) Daily VRDNs, (Truist Bank LOC), 2.900%, 12/1/2025	1,050,000
8,325,000		Avon, OH BANs, (Ohio State GTD), 3.750%, 7/1/2026	8,343,713
12,500,000		Cleveland, OH BANs, 4.000%, 12/9/2026	12,666,375
10,000,000		Columbus-Franklin County, OH Finance Authority (CIX Crossridge Lane Apartments, LLC), (Series 2024-BAML6028) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	10,000,000
11,500,000		Cuyahoga County, OH BANs, 4.250%, 6/4/2026	11,556,402
Semi-Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 4,610,000		Cuyahoga Falls, OH BANs, 4.250%, 10/22/2026	$ 4,673,953
4,070,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), (Series 2022), (United States Treasury GTD), 3.320%, Mandatory Tender 6/1/2026	4,070,000
3,310,000		Elyria, OH BANs, 4.375%, 6/25/2026	3,326,701
1,750,000		Fairfield, OH BANs, 4.000%, 4/14/2026	1,754,787
1,350,000		Fairview Park, OH BANs, 4.000%, 11/19/2026	1,362,673
27,295,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corp.), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.870%, 12/4/2025	27,295,000
65,000,000		Hamilton County, OH Sales Tax Revenue, (Series 2025) BANs, 5.000%, 12/1/2026	66,403,350
5,750,000		Huber Heights, OH BANs, 4.250%, 6/25/2026	5,782,378
16,151,000		Huber Heights, OH BANs, 5.000%, 6/25/2026	16,308,123
3,050,000		Lake County, OH BANs, 4.125%, 6/24/2026	3,061,165
9,600,000		Lakewood, OH BANs, 4.000%, 4/9/2026	9,629,599
2,850,000		Lebanon, OH BANs, 4.000%, 2/3/2026	2,853,042
12,020,000		Lorain County, OH BANs, 4.250%, 4/22/2026	12,044,814
2,225,000		Monroe, OH BANs, 4.000%, 11/17/2026	2,246,176
2,500,000		North Olmsted, OH BANs, (Ohio State GTD), 4.000%, 6/24/2026	2,509,506
2,000,000		North Ridgeville, OH BANs, 4.000%, 11/18/2026	2,019,089
10,000,000		Oakwood City School District BANs, 4.000%, 4/30/2026	10,050,769
7,555,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019F) Daily VRDNs, 2.900%, 12/1/2025	7,555,000
14,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 2.600%, Mandatory Tender 12/16/2025	14,150,000
4,625,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.990%, Optional Tender 12/18/2025	4,625,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.830%, 12/4/2025	4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	31,395,000
16,100,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	16,100,000
25,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 2.800%, Mandatory Tender 12/3/2025	25,000,000
5,050,000		Stow, OH BANs, 3.800%, 4/17/2026	5,061,013
5,550,000		Strongsville, OH BANs, 4.250%, 12/10/2025	5,551,401
1,850,000		Strongsville, OH BANs, 5.000%, 12/10/2025	1,850,572
		TOTAL	334,580,601
		Oklahoma—0.3%
3,049,049		Oklahoma HFA (Steele Duncan Plaza, LLC), Mizuho 3a-7 (Series 2022-MIZ9103) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,049,049
9,340,000		Oklahoma Water Resources Board, (Series 2025-XF3480) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.860%, 12/4/2025	9,340,000
5,000,000		Oklahoma Water Resources Board, MS 3a-7 (Series 2025-MS0060), (Morgan Stanley Bank, N.A. LIQ), 2.970%, Optional Tender 1/8/2026	5,000,000
		TOTAL	17,389,049
		Oregon—0.4%
4,625,000		Oregon State Facilities Authority (ISF Magnolia Gardens LLC), Barclays 3a-7 (Series 2025-1010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	4,625,000
2,285,000		Oregon State Facilities Authority (ISF Magnolia Gardens LLC), Barclays 3a-7 (Series 2025-1011) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.140%, 12/4/2025	2,285,000
6,500,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	6,500,000
12,000,000		Port of Morrow, OR, MS 3a-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.990%, Optional Tender 12/11/2025	12,000,000
		TOTAL	25,410,000
Semi-Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—1.3%
$ 13,000,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	$ 13,000,000
10,000,000		Pennsylvania Economic Development Financing Authority (Villanova University), Morgan Stanley 3a-7 (Series 2025-MS0082), (Morgan Stanley Bank, N.A. LIQ), 2.940%, Optional Tender 1/15/2026	10,000,000
561,382		Pennsylvania Housing Finance Agency (Mary Field Senior Apartments LP), Mizuho 3a-7 (Series 2024-MIZ9177) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	561,382
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75), (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.990%, Optional Tender 1/2/2026	11,995,000
18,550,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), (Series D-2) Daily VRDNs, (PNC Bank, N.A. LOC), 2.850%, 12/1/2025	18,550,000
5,220,000		Philadelphia, PA Water & Wastewater System, (Series 2024-ZF3251) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.910%, 12/4/2025	5,220,000
2,230,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 2.780%, 12/4/2025	2,230,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.870%, 12/4/2025	14,000,000
		TOTAL	75,556,382
		South Carolina—1.8%
8,890,000		South Carolina Jobs-EDA (B&C Multi-County Business Park), BAML 3a-7 (Series 2024-BAML6020) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.910%, 12/4/2025	8,890,000
15,500,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	15,500,000
5,500,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	5,500,000
34,200,000		South Carolina Jobs-EDA (Palmetto Health), BAML VRDO (Series 2025-VRS-208) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 12/1/2025	34,200,000
21,050,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), (Series 2018C) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	21,050,000
5,900,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.910%, 12/4/2025	5,900,000
10,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Receipts (Series 2024-XM1175) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.930%, 12/4/2025	10,000,000
		TOTAL	101,040,000
		South Dakota—0.0%
2,124,524		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,124,524
		Tennessee—1.4%
11,280,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.050%, 12/4/2025	11,280,000
11,220,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.050%, 12/3/2025	11,220,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.780%, Mandatory Tender 12/16/2025	10,000,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.780%, Mandatory Tender 1/14/2026	10,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 2.780%, Mandatory Tender 2/12/2026	25,000,000
3,920,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights, LP), Mizuho 3a-7 (Series 2024-MIZ9163) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	3,920,000
9,485,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.050%, 12/4/2025	9,485,000
		TOTAL	80,905,000
		Texas—20.9%
14,000,000		Austin, TX Utilities System, CP, 2.640%, Mandatory Tender 12/3/2025	14,000,000
26,600,000		Austin, TX Utilities System, CP, 2.650%, Mandatory Tender 12/3/2025	26,600,000
52,600,000		Austin, TX Utilities System, CP, 2.700%, Mandatory Tender 12/3/2025	52,600,000
2,034,077		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	2,034,077
9,000,000		Capital Area, TX Housing Finance Corp. (Madison at Dell Ranch Apartments), BAML 3a-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.910%, 12/4/2025	9,000,000
Semi-Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 7,205,000		Capital Area, TX Housing Finance Corp. (MLVI Martha’s Vineyard Apartments, LLC), BAML 3a-7 (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.920%, 12/4/2025	$ 7,205,000
7,280,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	7,280,000
4,400,000		Corpus Christi, TX Utility System, Tender Option Bond Trust Receipts (Series 2023-XF1566) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.890%, 12/4/2025	4,400,000
10,000,000		Crandall, TX Independent School District, Tender Option Bond Trust Certificates (Series 2025-XF3477) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 2.860%, 12/4/2025	10,000,000
1,800,956		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	1,800,956
12,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.700%, Mandatory Tender 1/13/2026	12,000,000
5,045,000		Godley, TX ISD, (Series MS-0061E), (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 2.990%, Optional Tender 2/12/2026	5,045,000
22,030,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.090%, 12/4/2025	22,030,000
39,180,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), CP, 2.800%, Mandatory Tender 12/1/2025	39,180,000
20,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025E) Daily VRDNs, (Royal Bank of Canada LIQ), 2.850%, 12/1/2025	20,000,000
50,500,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025G) Daily VRDNs, (PNC Bank, N.A. LIQ), 2.850%, 12/1/2025	50,500,000
50,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series C-1) Weekly VRDNs, 2.920%, 12/4/2025	50,000,000
2,485,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 2.700%, Mandatory Tender 1/20/2026	2,485,000
2,150,000		Jefferson County, TX Housing Corp. (Steele Seville LLC), Putters 3a-7 (Series 2025-MIZ9214) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	2,150,000
13,865,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.020%, 12/4/2025	13,865,000
8,800,000		Mesquite Independent School District, TX, (Series 2025-XF3479) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 2.860%, 12/4/2025	8,800,000
57,250,000		New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), (Series 2025C) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.850%, 12/1/2025	57,250,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.900%, 12/4/2025	4,615,000
3,165,000		North Texas Municipal Water District Water System, Morgan Stanley 3a-7 (Series 2025-MS0059E), (Morgan Stanley Bank, N.A. LIQ), 2.960%, Optional Tender 12/4/2025	3,165,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 2.820%, 12/3/2025	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 3.150%, 12/1/2025	11,700,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 2.820%, 12/3/2025	41,000,000
50,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (2012 Series A), CP, 2.630%, Mandatory Tender 12/10/2025	50,000,000
30,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (2012 Series A), CP, 2.680%, Mandatory Tender 12/12/2025	30,000,000
30,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (2012 Series A), CP, 2.730%, Mandatory Tender 12/9/2025	30,000,000
37,500,000		San Antonio, TX Electric & Gas System (CPS Energy), (Series A), CPX, 2.720%, Mandatory Tender 12/18/2025	37,500,000
10,000,000		San Antonio, TX Electric & Gas System (CPS Energy), (Subseries A-1), CP, 2.730%, Mandatory Tender 12/9/2025	10,000,000
55,600,000		San Antonio, TX Water System, (Subseries A-1), CP, (JPMorgan Chase Bank, N.A. LIQ), 2.630%, Mandatory Tender 3/5/2026	55,600,000
14,000,000		Texas A&M University System Board of Regents, (Series B), CP, 2.600%, Mandatory Tender 1/28/2026	14,000,000
16,500,000		Texas A&M University System Board of Regents, (Series B), CP, 2.650%, Mandatory Tender 12/3/2025	16,500,000
2,000,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3387) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	2,000,000
1,935,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3390) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	1,935,000
3,925,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 2.850%, 12/3/2025	3,925,000
Semi-Annual Financial Statements and Additional Information
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 22,060,000		Travis County, TX Housing Finance Corp. (CVIII Chisholm Ranch LLC), BAML 3a-7 (Series BAML 2024-6019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.910%, 12/4/2025	$ 22,060,000
4,855,000		Travis County, TX Housing Finance Corp. (ML Casa V LP), (Series BAML 3a-7) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.910%, 12/4/2025	4,855,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.640%, Mandatory Tender 3/23/2026	25,000,000
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.650%, Mandatory Tender 2/17/2026	5,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.650%, Mandatory Tender 2/26/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.650%, Mandatory Tender 3/12/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.720%, Mandatory Tender 12/11/2025	25,000,000
8,750,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.770%, Mandatory Tender 1/20/2026	8,750,000
10,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.800%, Mandatory Tender 12/18/2025	10,000,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.610%, Mandatory Tender 1/7/2026	12,500,000
13,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.630%, Mandatory Tender 3/16/2026	13,250,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.630%, Mandatory Tender 3/17/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.640%, Mandatory Tender 3/16/2026	25,000,000
20,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.650%, Mandatory Tender 3/4/2026	20,500,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.650%, Mandatory Tender 3/11/2026	6,250,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.650%, Mandatory Tender 4/8/2026	25,000,000
2,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.660%, Mandatory Tender 3/18/2026	2,000,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.670%, Mandatory Tender 2/24/2026	25,000,000
5,100,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.670%, Mandatory Tender 3/12/2026	5,100,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.670%, Mandatory Tender 4/7/2026	4,500,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.700%, Mandatory Tender 2/18/2026	4,500,000
12,500,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.650%, Mandatory Tender 3/5/2026	12,500,000
25,000,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.650%, Mandatory Tender 3/10/2026	25,000,000
15,000,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.650%, Mandatory Tender 3/18/2026	15,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.600%, Mandatory Tender 1/21/2026	25,000,000
12,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.670%, Mandatory Tender 3/17/2026	12,000,000
15,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.750%, Mandatory Tender 12/2/2025	15,000,000
14,000,000		Wimberley, TX Independent School District, (Series 2025-XF3478) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 2.860%, 12/4/2025	14,000,000
		TOTAL	1,175,530,033
		Virginia—2.0%
40,380,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	40,380,000
7,550,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 2.850%, 12/3/2025	7,550,000
12,350,000		Harrisonburg, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2023) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.700%, 12/3/2025	12,350,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.830%, 12/4/2025	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.830%, 12/4/2025	6,000,000
27,820,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	27,820,000
Semi-Annual Financial Statements and Additional Information
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 12,155,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 12/1/2025	$ 12,155,000
		TOTAL	111,255,000
		Washington—0.6%
15,249,449		Washington State Housing Finance Commission (Copper Way Apartments), Citibank 3a-7 (Series 2025-CF7056) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	15,249,449
7,000,000		Washington State Housing Finance Commission (Legacy Plaza Senior Living), Citi 3a-7 (Series 2025-CF7053) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	7,000,000
4,600,000		Washington State Housing Finance Commission (LIHI Aventine LLC), Tender Option Bond Trust Receipts (Series 2024-XF3227) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	4,600,000
4,790,952		Washington State Housing Finance Commission, Citi 3a-7 (Series 2025-CF7054) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.890%, 12/4/2025	4,790,952
		TOTAL	31,640,401
		West Virginia—1.4%
4,930,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 2.900%, 12/4/2025	4,930,000
74,450,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 2.900%, 12/3/2025	74,450,000
		TOTAL	79,380,000
		Wisconsin—0.8%
4,000,000		Grantsburg, WI School District TRANs, 3.500%, 10/30/2026	4,014,169
15,984,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.070%, 12/4/2025	15,984,000
15,064,000		Wisconsin State, CPX, 2.700%, Mandatory Tender 3/11/2026	15,064,000
8,888,000		Wisconsin State, CPX, 2.850%, Mandatory Tender 12/4/2025	8,888,000
		TOTAL	43,950,169
		TOTAL INVESTMENT IN SECURITIES—101.9% (AT AMORTIZED COST)[2]	5,742,126,451
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[3]	(106,974,848)
		NET ASSETS—100%	$5,635,151,603
At November 30, 2025, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
13

In valuing the Fund’s assets as of November 30, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
EDA	—Economic Development Authority
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLLP	—Limited Liability Limited Partnership
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.013	0.030	0.034	0.021	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.030	0.034	0.021	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.013)	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.013)	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.30%	3.07%	3.49%	2.13%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.21%[5]	0.21%	0.21%	0.21%	0.15%	0.21%
Net investment income	2.57%[5]	3.00%	3.44%	2.13%	0.08%	0.06%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.15%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,839,883	$4,742,859	$4,041,573	$2,681,890	$2,374,257	$2,415,796

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.013	0.030	0.034	0.021	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.013	0.030	0.034	0.021	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.013)	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.013)	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.30%	3.07%	3.49%	2.13%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.21%[5]	0.21%	0.21%	0.21%	0.16%	0.21%
Net investment income	2.57%[5]	3.01%	3.43%	2.56%	0.12%	0.07%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$347,288	$363,068	$366,902	$295,962	$41,546	$18,161

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2025	Year Ended May 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.012	0.028	0.032	0.019	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.012	0.028	0.032	0.019	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.028)	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.012)	(0.028)	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.17%	2.81%	3.23%	1.88%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.46%[5]	0.46%	0.46%	0.46%	0.20%	0.26%
Net investment income	2.32%[5]	2.73%	3.18%	1.88%	0.03%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.09%	0.35%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$447,980	$407,481	$271,158	$183,977	$161,073	$226,166

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Statement of Assets and Liabilities
November 30, 2025 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$5,742,126,451
Cash	1,738,952
Income receivable	28,447,354
Receivable for investments sold	33,462,083
Receivable for shares sold	7,603,315
Total Assets	5,813,378,155
Liabilities:
Payable for investments purchased	172,048,769
Payable for shares redeemed	4,367,967
Income distribution payable	1,498,076
Payable for investment adviser fee (Note 4)	56,279
Payable for administrative fee (Note 4)	35,670
Payable for other service fees (Notes 2 and 4)	56,030
Accrued expenses (Note 4)	163,761
Total Liabilities	178,226,552
Net assets for 5,635,080,114 shares outstanding	$5,635,151,603
Net Assets Consist of:
Paid-in capital	$5,635,060,631
Total distributable earnings (loss)	90,972
Net Assets	$5,635,151,603
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$4,839,883,445 ÷ 4,839,822,030 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$347,288,235 ÷ 347,283,844 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$447,979,923 ÷ 447,974,240 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Statement of Operations
Six Months Ended November 30, 2025 (unaudited)

Investment Income:
Interest	$75,753,939
Expenses:
Investment adviser fee (Note 4)	5,441,303
Administrative fee (Note 4)	2,106,212
Custodian fees	77,349
Transfer agent fees	22,977
Directors’/Trustees’ fees (Note 4)	14,911
Auditing fees	13,810
Legal fees	6,390
Portfolio accounting fees	112,133
Other service fees (Notes 2 and 4)	536,726
Share registration costs	123,546
Printing and postage	23,849
Miscellaneous (Note 4)	41,244
TOTAL EXPENSES	8,520,450
Waiver of investment adviser fee (Note 4)	(2,137,044)
Net expenses	6,383,406
Net investment income	69,370,533
Net realized gain on investments	18,045
Change in net assets resulting from operations	$69,388,578
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2025	Year Ended 5/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,370,533	$152,537,212
Net realized gain (loss)	18,045	72,155
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,388,578	152,609,367
Distributions to Shareholders:
Wealth Shares	(59,836,757)	(132,561,649)
Advisor Shares	(4,553,197)	(10,506,984)
Service Shares	(4,982,526)	(9,939,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(69,372,480)	(153,007,833)
Share Transactions:
Proceeds from sale of shares	3,303,388,292	8,768,072,582
Net asset value of shares issued to shareholders in payment of distributions declared	60,523,554	130,243,874
Cost of shares redeemed	(3,242,184,548)	(8,064,143,459)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	121,727,298	834,172,997
Change in net assets	121,743,396	833,774,531
Net Assets:
Beginning of period	5,513,408,207	4,679,633,676
End of period	$5,635,151,603	$5,513,408,207
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
20

Notes to Financial Statements
November 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,137,044 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Financial Statements and Additional Information
21

For the six months ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$536,726
For the six months ended November 30, 2025, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	2,818,298	$2,818,298	7,447,004	$7,447,004
Shares issued to shareholders in payment of distributions declared	51,165	51,165	110,606	110,606
Shares redeemed	(2,772,452)	(2,772,452)	(6,855,980)	(6,855,980)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	97,011	$97,011	701,630	$701,630
	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	266,050	$266,050	641,718	$641,718
Shares issued to shareholders in payment of distributions declared	4,553	4,553	10,507	10,507
Shares redeemed	(286,384)	(286,384)	(656,027)	(656,027)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(15,781)	$(15,781)	(3,802)	$(3,802)
Semi-Annual Financial Statements and Additional Information
22

	Six Months Ended 11/30/2025		Year Ended 5/31/2025
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	219,040	$219,040	679,351	$679,351
Shares issued to shareholders in payment of distributions declared	4,805	4,805	9,131	9,131
Shares redeemed	(183,349)	(183,349)	(552,137)	(552,137)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	40,496	$40,496	136,345	$136,345
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	121,726	$121,726	834,173	$834,173
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2025, the Adviser voluntarily waived $2,137,044 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended November 30, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2025, FSSC received $2,969 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the six months ended November 30, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $832,360,000 and $787,300,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
23

5. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the six months ended November 30, 2025, the program was not utilized.
7. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
27

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
28

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Tax-Free Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450202 (1/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026